Securities Act Registration No. 333-

Investment Company Registration No. 811-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __
☐	Post-Effective Amendment No. __

and/or

☒      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐      Amendment No. __

_____________________________

DREYFUS HIGH YIELD MUNICIPAL INCOME FUND

(Exact Name of Registrant as Specified in Charter)

_____________________________

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Address of Principal Executive Offices)

(212) 922-6000

(Registrant’s Telephone Number, including Area Code)

Michael A. Rosenberg, Esq.

The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

_____________________________

With Copies to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

_____________________________

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box.             ☐

_____________________________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT
Title of Securities Being Registered	Amount Being Registered*	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Common Shares, $.001 par value	50,000 shares	$20.00	$1,000,000	$39.30

* Estimated solely for the purpose of calculating the registration fee.

_____________________________

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated February 11, 2008

PROSPECTUS

                             Shares

[LOGO]

Dreyfus High Yield Municipal Income Fund

Common Shares

$        per Share

_____________________________________________________________________________________________

Investment Objectives. Dreyfus High Yield Municipal Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company. The Fund’s primary investment objective is to provide high current income exempt from federal income tax. As a secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. The Fund normally will invest at least 80% of its assets in municipal securities that provide income exempt from federal income tax. Interest from some of the Fund’s holdings may be subject to the federal alternative minimum tax.

No Prior History. Because the Fund is newly organized, its common shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which creates a risk of loss for investors when they sell shares purchased in the initial public offering.

(continued on following page)

Investing in the Fund’s common shares involves certain risks that are described in the “Risk Factors” section beginning on page       of this Prospectus.

	Per Share	Total(1)
Public offering price	$	$
Sales load	$	$
Estimated offering costs(2)	$	$
Proceeds, after expenses, to the Fund	$	$

___________________

(1)

The Fund has granted the underwriters an option to purchase up to                  additional common shares at the public offering price less the sales load, solely to cover over-allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated organizational expenses and offering costs and          proceeds to the Fund will be $                , $                , $                 and $                , respectively. See “Underwriting.”

(2)

Total organizational expenses and offering costs (other than the sales load) are estimated to be $                 or $                 per share. The Dreyfus Corporation, the Fund’s investment manager, has agreed to reimburse all organizational expenses of the Fund and to pay offering costs of the Fund (other than the sales load) that exceed $                 per common share.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Delivery of the common shares will be made on or about                  , 2008.

_______________________________

_______________________________

The date of this Prospectus is                  .

(continued from previous page)

Portfolio Contents. The Fund seeks to achieve its investment objectives by investing primarily in municipal securities that provide income exempt from federal income tax. Interest from some of the Fund’s holdings may be subject to the federal alternative minimum tax. The Fund normally will invest at least 65% of its assets in municipal securities rated BBB/Baa or lower by nationally recognized statistical rating organizations or the unrated equivalent as determined by the Fund’s investment manager. Municipal securities rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. These securities typically offer higher yields than investment grade securities, but involve greater risks, including the possibility of default, and increased market price volatility. The dollar-weighted average maturity of the Fund’s portfolio is not restricted, but normally will exceed ten years. There can be no assurance that the Fund will achieve its investment objectives.

Debt securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Due to the risks involved in investing in high yield securities, an investment in the Fund should be considered speculative.

Investment Manager. The Dreyfus Corporation will be the Fund’s investment manager.

Leverage. The Fund presently intends to use leverage by issuing shares of preferred stock (“preferred shares”) representing approximately             % of the Fund’s assets immediately after their issuance. The Fund may also obtain leverage through borrowings. The Fund will, however, limit its use of leverage from the issuance of preferred shares and any use of borrowings such that the proceeds therefrom to the Fund will not exceed        % of the Fund’s total assets (including the amounts of leverage obtained through the use of such instruments) at the time utilized. The Fund also expects to enter into other transactions that may give rise to a form of leverage including, among others, using inverse floaters, credit default swaps and other derivatives, as well as by lending its portfolio securities and engaging in when-issued, delayed delivery and forward commitment transactions, entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). To the extent that the Fund covers its obligations under such other transactions, as described under “Use of Leverage,” such transactions will not be considered for purposes of the Fund’s        % policy on the amount of leverage it may incur as described above. However, these transactions, even if covered, may represent a form of economic leverage and will create special risks. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See “Use of Leverage—Leverage Risks.”

The Fund expects its common shares to be listed on the New York Stock Exchange, subject to notice of issuance, under the symbol “       .”

You should read this Prospectus, which contains important information about the Fund, before deciding whether to invest in the Fund’s common shares and retain it for future reference. A statement of additional information (the “SAI”), dated                     , containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may request a free copy of the SAI, the table of contents of which is on page of this Prospectus, the Fund’s annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling                     , by writing to the Fund at 200 Park Avenue, New York, New York 10166, or by visiting www.dreyfus.com. You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission’s website (www.sec.gov).

The Fund’s common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

TABLE OF CONTENTS

Page
Prospectus Summary	1
Summary of Fund Expenses	16
The Fund	17
Use of Proceeds	17
Investment Objectives and Principal Investment Strategies	18
Use of Leverage	28
Risk Factors	31
How the Fund Manages Risk	42
Management of the Fund	43
Dividends and Distributions	45
Closed-End Structure	46
Repurchase of Shares	46
Possible Conversion to Open-End Fund Status	47
Taxation	47
Determination of Net Asset Value	49
Description of Shares	49
Certain Provisions of the Declaration of Trust and By-Laws	51
Underwriting	53
Custodian, Transfer Agent and Dividend Disbursing Agent	55
Legal Opinions	55
Table of Contents of the Statement of Additional Information	56

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not, and the underwriters have not, authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer of these securities in any state where the offer is not permitted. You should not assume that the information contained in this Prospectus is accurate as of any date other than the date on the front of this Prospectus. The Fund’s prospects and, after it commences investment operations, its business, financial condition and results of operations, each may have changed since the date on the front of this Prospectus. The Fund will amend this Prospectus if there are any material changes to the information provided subsequent to the date of the Prospectus and prior to completion of this offering.

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund’s common shares. You should review the more detailed information contained in this Prospectus and in the statement of additional information (“SAI”), especially the information set forth under the heading “Risk Factors.”

The Fund	Dreyfus High Yield Municipal Income Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company.

The Offering

The Fund is offering common shares of beneficial interest (“common shares”) at an initial offering price of $        per share. The common shares are being offered by a group of underwriters led by                      . You must purchase at least 100 common shares ($              ) in order to participate in the offering. The Fund has granted the underwriters the right to purchase up to an additional               common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments. The Dreyfus Corporation, the Fund’s investment manager (the “Investment Manager” or “Dreyfus”), has agreed to reimburse all organizational expenses of the Fund and to pay offering costs of the Fund (other than sales load) that exceed $        per share. See “Underwriting.”

Investment Objectives and Principal Investment Strategies

The Fund’s primary investment objective is to provide high current income exempt from federal income tax. As a secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. No assurance can be given that the Fund will achieve its investment objectives. The Fund normally will invest at least 80% of its Managed Assets (as defined below) in municipal securities that provide income exempt from federal income tax. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax.

The Fund normally will invest at least 65% of its assets in municipal securities rated BBB/Baa or lower by nationally recognized statistical rating organizations (“Rating Agencies”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or the unrated equivalent as determined by Dreyfus. Municipal securities rated below investment grade (BB/Ba or lower) are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “high yield” or “junk” bonds. These securities typically offer higher yields than investment grade securities, but involve greater risks, including the possibility of default, and increased market price volatility. The Fund may invest up to 20% of its assets in defaulted municipal securities.

The Fund may invest up to 35% of its assets in higher quality municipal securities (those rated AAA/Aaa to A by a Rating Agency or the unrated equivalent as determined by Dreyfus).

Although the Fund’s primary objective is to provide current income exempt from federal income tax, the Fund may invest without limitation in municipal securities the income from which is subject to the federal alternative minimum tax (“AMT”). In addition, the Fund may temporarily invest in taxable securities.

The dollar-weighted average maturity of the Fund’s portfolio is not restricted, but normally will exceed ten years. Dollar-weighted average portfolio maturity is an average of the stated maturities of the securities held by the Fund, based on their dollar-weighted proportions in the Fund.

The Fund may invest in residual interest municipal securities, known as inverse floaters, that are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal security in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process generally held approximately every 7 to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal security less an auction fee.

The Fund may invest in “structured” notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting tax-exempt bonds. The Fund currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio and thereby decreasing the Fund’s exposure to interest rate risk. The Fund does not expect that any income generated from its investments in structured notes will be exempt from regular federal income tax.

The Fund may invest in municipal mortgage-related and other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Each class of a CMO, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate (“LIBOR”) (or sometimes more than one index). The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR, which may result in a form of leverage. Other types of asset-backed securities include collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). The Fund also may invest in securities issued by entities whose underlying assets are municipal securities.

The Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). The Fund may also seek to obtain market exposure to securities which it is eligible to purchase by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). These types of transactions involve a risk of loss if the value of the securities declines prior to the settlement date. The risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Fund’s overall investment exposure. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated to cover these positions.

The Fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. Swap agreements may include credit default swaps which can be used to transfer the credit risk of a security without actually transferring ownership of the security.

The Fund may leverage its portfolio by investing in inverse floaters and derivative instruments. The Fund’s investments in such instruments will be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), and any Rating Agency that rates the preferred shares if issued by the Fund.

Use of Leverage

Subject to market conditions, approximately [one to three] months after completion of this offering, the Fund intends to offer preferred shares of beneficial interest (“preferred shares”) representing approximately        % of the Fund’s total assets immediately after their issuance. The issuance of preferred shares will leverage your investment in common shares. Leverage involves special risks. There is no assurance that the Fund will issue preferred shares or that, if preferred shares are issued, the Fund’s leveraging strategy will be successful. See “Use of Leverage—Leverage Risk.” The net proceeds the Fund obtains from selling the preferred shares will be invested in accordance with the Fund’s investment objectives and policies as described in this Prospectus. The preferred shares will pay dividends based on short-term interest rates for high quality obligations, which will be reset frequently. So long as the rate of return, net of applicable Fund expenses, on the municipal securities and other investments purchased by the Fund exceeds preferred share dividend rates as reset periodically, the investment of the proceeds of the preferred shares will generate more income than will be needed to pay dividends on the preferred shares. If so, the excess will be used to pay higher dividends to common shareholders than if the Fund were not so leveraged through the issuance of preferred shares.

The Fund may also obtain leverage through borrowings, such as through bank loans or commercial paper or other credit facilities or the use of reverse repurchase agreements. The Fund will, however, limit its use of leverage from the issuance of preferred shares and any use of reverse repurchase agreements and borrowings (whether or not these instruments are covered as discussed below) such that the proceeds therefrom to the Fund will not exceed      % of the Fund’s total assets (including the amounts of leverage obtained through the use of such instruments) at the time utilized. See “Use of Leverage.” The Fund also expects to enter into other transactions that may give rise to a form of leverage including, among others, using inverse floaters, credit default swaps and other derivatives, as well as by lending its portfolio securities and engaging in when-issued, delayed delivery and forward commitment transactions, entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

To the extent that the Fund covers its obligations under such other transactions, as described under “Use of Leverage,” such transactions will not be considered for purposes of the Fund’s      % policy on the amount of leverage it may incur as described above. However, these transactions, even if covered, may represent a form of economic leverage and will create special risks. The Fund may utilize reverse repurchase agreements, borrowings and other forms of leverage opportunistically and may choose to increase or decrease its use of leverage over time and from time to time based on Dreyfus’ assessment of interest rate trends, market conditions and other factors. By using leverage, the Fund will seek to obtain a higher return for holders of common shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed. See “Use of Leverage—Leverage Risks” and “Risk Factors—Leverage Risk.”

The Fund cannot assure you that the issuance of preferred shares or the use of other forms of leverage will result in a higher yield on your common shares. Once preferred shares are issued and/or other forms of leverage are used, the net asset value and market price of the common shares and the yield to common shareholders will be more volatile. In addition, fees and expenses paid by the Fund are borne entirely by the common shareholders (and not by preferred shareholders, if any). These include costs associated with any offering of preferred shares by the Fund (which costs are estimated to be approximately         % of the total dollar amount of a preferred share offering), which will be borne immediately by common shareholders (as will the costs associated with any borrowings or other forms of leverage utilized by the Fund) and result in a reduction in the net asset value of the common shares.

If the Fund engages in leverage, the Fund may enter into interest rate swap or cap transactions as to all or a portion of the Fund’s leverage to seek to reduce interest rate risk. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. See “Use of Leverage—Interest Rate Transactions.”

Investment Manager

The Dreyfus Corporation will be the Fund’s investment manager, and is responsible on a day-to-day basis for investment of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies.

Founded in 1947, Dreyfus manages approximately $         billion in approximately      mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (“BNY Mellon”), a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $       trillion in assets under custody and administration and $         trillion in assets under management, and it services more than $        trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Fund has agreed to pay the Investment Manager a monthly investment management fee computed at the annual rate of       % of the value of the Fund’s Managed Assets (i.e., the net asset value of common shares plus the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage). [The Investment Manager has contractually agreed to waive a portion of its investment management fee in the amount of      % of the value of the Fund’s Managed Assets for the first year of the Fund’s operations (through           ).] See “Management of the Fund—Investment Management Agreement.” If the Fund utilizes leverage, the fees paid to the Investment Manager for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. The Fund’s investment management fees and other expenses are paid only by the common shareholders, and not by holders of the preferred shares. See “Use of Leverage.”

Listing	The Fund expects its common shares to be listed on the New York Stock Exchange (the “NYSE”), subject to notice of issuance, under the symbol “ .”

Dividends and Distributions

Commencing with the Fund’s first distribution, the Fund intends to distribute all or a portion of its net investment income monthly to common shareholders. The Fund is not required to maintain a stable level of distributions to shareholders. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income each year both to reduce its federal income tax liability and to avoid a potential excise tax. The Fund intends to distribute all net realized capital gains, if any, at least annually. Dividends and distributions are taxable to shareholders for federal income tax purposes whether they are reinvested in shares of the Fund or received in cash.

The first distribution is expected to be declared approximately [45] days, and paid approximately [60] to [90] days, from the completion of this offering, depending on market conditions. To permit the Fund to maintain more stable distributions, the Fund’s distribution rates will be based, in part, on projections as to annual cash available for distribution and, therefore, the distributions paid by the Fund for any particular month may be more or less than the amount of cash available to the Fund for distribution for that monthly period.

The yield on the Fund’s common shares will vary from period to period depending on factors including, but not limited to, market conditions, the timing of the Fund’s investment in portfolio securities, the securities comprising the Fund’s portfolio, changes in interest rates including changes in the relationship between short-term rates and long-term rates, the Fund’s net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares and the yield for any given period is not an indication or representation of future yields on the Fund’s shares.

Although it does not currently intend to do so, the Board of Trustees may change the Fund’s distribution policy and the amount or timing of distributions, based on a number of factors, including the amount of the Fund’s undistributed net investment income and net short- and long-term capital gains and historical and projected net investment income and net short- and long-term capital gains.

The Fund has a dividend reinvestment plan (the “Plan”) commonly referred to as an “opt-out” plan. Each common shareholder who participates in the plan will have all distributions of dividends and capital gains automatically reinvested in additional common shares. Common shareholders who elect not to participate in the Plan will receive all distributions in cash. Common shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. See “Dividends and Distributions—Dividend Reinvestment Plan” and “Taxation.”

Risk Factors

General. The Fund is a newly organized, non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund seeks to achieve its investment objectives by investing primarily in municipal securities. An investment in the Fund’s common shares may be speculative and it involves a high degree of risk. The Fund should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objectives.

No Operating History. The Fund is a newly organized, closed-end management investment company with no operating history and its shares have no history of public trading.

Risk of Market Price Discount From Net Asset Value. Shares of closed-end funds frequently trade at a market price that is below their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the sales load and the amount of organizational expenses and offering costs paid by the Fund and immediately following any offering of preferred shares by the costs of that offering paid by the Fund. See “Risk Factors—Risk of Market Price Discount From Net Asset Value.”

Municipal Securities Market Risk. Investing in the municipal bond market involves certain risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. The yields on and market prices of municipal securities are dependent on a variety of other factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The secondary market for municipal securities, particularly below investment grade bonds, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its bonds at attractive prices.

The ability of issuers of municipal securities to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipal issuers to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

See “Risk Factors—Municipal Securities Market Risk.”

The Fund also may invest in municipal leases and certificates of participation that involve special risks because the issuers of those securities may not be obligated to appropriate money annually to make payments. Leases and installment purchase or conditional sale contracts have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. See “Risk Factors—Municipal Securities Market Risk—Special Risks Related to Certain Municipal Securities.”

High Yield Securities Risk. Because the Fund invests primarily in medium-quality and non-investment grade municipal bonds, its portfolio is subject to heightened credit risk. High yield (“junk”) bonds involve substantial risk of loss and are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and those securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•	increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•	greater risk of loss due to default or declining credit quality;

•	adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•	if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed, which may last for a significant period of time

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than of an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security or securities. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under those circumstances, may be less than the prices used in calculating the Fund’s net asset value. See “Risk Factors—High Yield Securities Risk.”

Credit Risk. Credit risk is the risk that one or more municipal securities in the Fund’s portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due, because the issuer experiences a decline or there is a perception of a decline in its financial status. The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its credit and taxing power for the payment of principal and interest. Revenue obligations are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. See “Risk Factors—Credit Risk.”

Interest Rate Risk. Interest rate risk is the risk that the municipal securities in the Fund’s portfolio (and the Fund’s net asset value per share) will decline in value because of increases in market interest rates. Prices of municipal securities rise and fall in response to changes in market interest rates. Generally, when interest rates rise, prices of municipal securities fall, and vice versa. Interest rate changes have a greater affect on the prices of municipal securities with longer maturities and durations. Compared to similar fixed rate municipal securities, the value of residual interest municipal securities will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal securities will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such securities are held by the Fund, an increase in short- or long-term interest rates could adversely affect the income received from such securities and the net asset value of the Fund’s shares. See “Risk Factors—Interest Rate Risk.”

The Fund may use certain strategies to reduce the interest rate sensitivity of the Fund’s portfolio and decrease its exposure to interest rate risk. However, there is no assurance that the Fund will do so or that such strategies will be successful. See “Use of Leverage—Interest Rate Transactions.”

Call Risk. Some municipal securities give the issuer the option to call, or redeem, the securities before their maturity date. If an issuer “calls” its municipal securities during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield. A decline in income could affect the market price or overall return of common shares. During periods of market illiquidity or rising interest rates, prices of the Fund’s “callable” issues are subject to increased price fluctuation. See “Risk Factors—Call Risk.”

Liquidity Risk. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s net asset value may fall dramatically. Trading opportunities are more limited for municipal securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. There are fewer dealers in the market for high yield municipal securities than investment grade municipal obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and ask price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield municipal securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. See “Risk Factors—Liquidity Risk.”

Prepayment and Extension Risk. When interest rates fall, the principal on municipal mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the Fund’s potential price gain in response to falling interest rates, reduce the Fund’s yield, or cause the Fund’s share price to fall. When interest rates rise, the effective duration of the Fund’s municipal mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the Fund’s sensitivity to rising interest rates and its potential for price declines. See “Risk Factors—Prepayment and Extension Risk.”

Variable and Floating Rate Securities Risk. The Fund may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Tender Option Bonds Risk. An investment in these securities typically will involve greater risk than an investment in a fixed rate municipal bond. Distributions on the residual interests will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the residual interests paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The greater the amount of short-term floating rate interests sold relative to the residual interests, the more volatile the distributions on the residual interests will be. The value of a residual interest municipal tender option bond also is generally more volatile than that of a fixed rate municipal bond. In addition, the market for these residual interests may not be liquid, which increases the volatility of these derivative instruments and means that the Fund may not be able to sell them when it desires to do so. Investing in residual interests involves leveraging which may magnify the Fund’s gains or losses. If the Fund invests in highly leveraged residual interest municipal tender option bonds, the Fund may lose money in excess of the amount of its investment, up to an amount equal to the value of the municipal bonds underlying the residual interests owned by the Fund. See “Risk Factors—Tender Option Bonds Risk.”

Mortgage-Related Securities Risk. Certain residential mortgage-related securities are guaranteed as to the timely payment of principal and interest by the issuing entity, which guarantee may be backed by the full faith and credit of the United States. However, other residential mortgage-related securities in which the Fund may invest are not guaranteed in this manner.

As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. The loss of higher yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the Fund’s potential price gain in response to falling interest rates, or reduce the Fund’s yield. When interest rates rise, the effective duration of the Fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the Fund’s sensitivity to rising rates and its potential for price declines. Moreover, with respect to certain stripped mortgage-backed securities in which the Fund may invest, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization.

See “Risk Factors—Mortgage-Related Securities Risk.”

Collateralized Debt Obligations Risk. The Fund may invest in CDOs, which include CBOs, CLOs and other similarly structured securities. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. See “Risk Factors—Collateralized Debt Obligations Risk.”

Derivatives and Other Strategic Transactions Risk. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Additionally, some derivatives the Fund may use may involve economic leverage, which may increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, currency, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

See “Risk Factors—Derivatives and Other Strategic Transactions Risk.”

Forward Commitment Risk. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. See “Risk Factors—Forward Commitment Risk.”

Leverage Risk. The Fund presently intends to use leverage by issuing preferred shares representing approximately      % of the Fund’s total assets immediately after their issuance. The Fund may also leverage the portfolio through borrowings, such as through bank loans or commercial paper or other credit facilities or the use of reverse repurchase agreements, loans of portfolio securities, inverse floaters, credit default swap contracts and other derivatives, as well as by engaging in when-issued, delayed delivery or forward commitment transactions, entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund’s use of leverage creates the opportunity for increased share net income, but also creates special risks for common shareholders. There is no assurance that the Fund’s leveraging strategies will be successful. Preferred shares are expected to pay cumulative dividends, which may tend to increase leverage risk.

Leverage creates two major types of risks for common shareholders:

•

the likelihood of greater volatility of net asset value and market price of common shares, because changes in the value of the Fund’s portfolio of securities (including securities bought with the proceeds of the preferred shares offering) are borne entirely by the common shareholders; and

•

the possibility either that common share income will fall if the preferred share dividend rate rises and there is no corresponding increase, or a lagging increase, in the interest rates on the investments in the Fund’s portfolio, or that common share income will fluctuate in part because the preferred share dividend rate varies.

Because the fees received by the Investment Manager are based on the Fund’s Managed Assets, the Investment Manager has a financial incentive for the Fund to issue preferred shares or utilize borrowings, which may create a conflict of interest between the Investment Manager and the common shareholders.

Tax Risk. To be tax-exempt, municipal securities generally must meet certain regulatory requirements. Although the Fund will invest in municipal securities that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal security fails to meet these regulatory requirements, the interest received by the Fund from its investment in such securities and distributed by the Fund to common shareholders will be taxable.

The Fund may invest in municipal securities the interest on which is subject to the AMT provisions of federal tax law. Thus, a portion of any income provided by the Fund may be subject to the AMT. Common chares, therefore, may not be a suitable investment for investors who are subject to AMT or who would become subject to AMT by purchasing common shares.

The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts in a timely manner. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

Market Sector Risk. The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or sectors. For example, the Fund may invest 25% or more of its assets in municipal securities of issuers located in the same state (or U.S. territory) or in municipal securities in the same economic sector, such as hospitals or life care facilities and transportation-related issuers. In addition, a substantial portion of the Fund’s portfolio securities may have credit enhancements provided by banks, insurance companies or other financial institutions. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these sectors and entities.

Mortgage Market/Subprime Risk. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. A number of residential mortgage loan originators also have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which has adversely affected the market value of certain mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Government-Entity Risk. The Fund may invest in mortgage-related and other securities issued or guaranteed by certain U.S. government agencies, instrumentalities and sponsored enterprises. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks or the Federal Home Loan Mortgage Corporation (“FHLMC”), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. government-sponsored enterprises, such as the Federal Home Loan Banks, FHLMC, FNMA and the Student Loan Marketing Association may be chartered or sponsored by the federal government, they are not funded by federal appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. government and involve increased credit risks. Certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the present value of payments at future dates. As inflation increases, the real value of the common shares and the Fund’s distributions may decline. In addition, during periods of rising inflation, dividend rates of any preferred shares of the Fund would likely increase, which would reduce returns to common shareholders.

Non-Diversification Risk. The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund. See “Risk Factors—Non-Diversification Risk.”

Anti-Takeover Provisions. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of the Fund’s Board of Trustees (the “Board of Trustees”). Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. See “Certain Provisions of the Declaration of Trust and By-Laws” and “Risk Factors—Anti-Takeover Provisions.”

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the U.S. economy or any foreign economy. See “Risk Factors—Market Disruption Risk.”

Custodian, Transfer Agent and Dividend Disbursing Agent	will serve as the Fund’s custodian, and will serves as the Fund’s transfer agent and dividend disbursing agent. See “Custodian, Transfer Agent and Dividend Disbursing Agent.”

SUMMARY OF FUND EXPENSES

The purpose of the following table is to help you understand the fees and expenses that you, as a common shareholder, would bear directly or indirectly. The expenses shown in the table are based on estimated amounts for the Fund’s first year of operations, unless otherwise indicated, and assume that the Fund issues            common shares. See “Management of the Fund.” The Fund is authorized to issue preferred shares and borrow from financial institutions up to the maximum amounts permitted by the 1940 Act. The expenses in the table assume the issuance of preferred shares in an amount equal to % of the Fund’s total capital (after issuance), and the table shows Fund expenses both as a percentage of net assets attributable to common shares and, in footnote (5), as a percentage of net assets attributable to common shares, assuming no leverage.

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)%
Expenses borne by the Fund (as a percentage of offering price)%		(1)(2)
Dividend reinvestment plan fees	None

Percentage of Net Assets Attributable to Common Shares (Assumes Preferred Shares Issued) (5)
Annual Expenses
Investment management fees	%
Other expenses	%
[Acquired fund fees and expenses (3)%		]
Interest payments on borrowed funds (4)	None
Total annual Fund operating expenses	%
[Fee waiver (6)	( )%
Total net annual expenses (6)%		]

(1)

The Investment Manager has agreed to reimburse all organizational expenses of the Fund and to pay offering costs of the Fund (other than the sales load) that exceed $          per share (       % of the offering price).

(2)

If the Fund issues preferred shares, costs of such issuance, estimated to be       % of the total amount of the issuance, will be effectively borne by common shareholders, and will result in a reduction of the net asset value of the common shares. Assuming the issuance of preferred shares in an amount equal to       % of the Fund’s total capital (after such issuance), those offering costs are estimated to be approximately $              , or $       per common share (      % of the offering price of the common shares).

(3)

[Fund investors will bear indirectly the fees and expenses (including advisory fees and other operating expenses) of any investment companies in which the Fund invests. For purposes of this calculation, the Investment Manager assumed that __% of the Fund’s portfolio will be invested in acquired funds, although this percentage may vary over time.]

(4)

In the event the Fund utilizes borrowings in an amount equal to approximately 33-1/3% of the Fund’s total capital after such borrowings, it is estimated that, as a percentage of net assets attributable to common shares, the Investment management fees would be     %, Other expenses would be      %, [Acquired fund fees and expenses would be      %,] Interest payments on borrowed funds (assuming an interest rate of        , which interest rate is subject to change based on prevailing market conditions) would be         %, Total annual Fund operating expenses would be         %[, Fee waiver would be        % and Total net annual expenses would be %]. Based on the Total annual Fund operating expenses and in accordance with the example below, the expenses for years 1, 3, 5 and 10 would be $        , $        , $        and $       , respectively.

(5)

If the Fund does not issue preferred shares or borrow from financial institutions or otherwise use leverage, the Fund’s estimated annual expenses (as a percentage of net assets attributable to common shares) would be:

Investment management fees	%
Other expenses	%
[Acquired fund fees and expenses (7)%		]
Interest payments on borrowed funds	None
Total annual fund operating expenses	%
[Fee waiver (6)	( )%
Total net annual expenses (6)%		]

[(6)

The Investment Manager has contractually agreed to waive a portion of its fees for the first year of the Fund’s operations. The Investment Manager has agreed to waive % of the value of the Fund’s Managed Assets for the first year of the Fund’s operations.]

(7)	See footnote (3) above.

Example

The following example illustrates the hypothetical expenses (including the sales load of $             and estimated offering expenses of this offering of $            and the estimated offering expenses of the issuance of preferred shares in an aggregate amount equal to        % of the Fund’s total capital (after issuance) of $           ) that you would pay on a $1,000 investment in common shares, assuming (i) annual expenses of           % (         % in the first year) of net assets attributable to common shares (which assumes the Fund’s use of leverage through the issuance of preferred shares in an aggregate amount equal to         % of the Fund’s total capital (after issuance)) and (ii) a 5% annual return on net assets:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$	$	$	$

The above example should not be considered a representation of future expenses. Actual expenses may be higher or lower. The example assumes that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example. Assuming the Fund does not use leverage, the illustrated expenses in accordance with the example above would be $         , $        , $         and $       for years 1, 3, 5 and 10, respectively.

THE FUND

Dreyfus High Yield Municipal Income Fund is a newly organized, non-diversified, closed-end management investment company. The Fund was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 8, 2008 and has registered under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund’s principal office is located at 200 Park Avenue, New York, New York 10166, and its telephone number is                           .

USE OF PROCEEDS

The net proceeds of this offering will be approximately $        (or approximately $        assuming the underwriters exercise the over-allotment option in full) after payment of organizational and offering costs estimated to be approximately $     (or approximately $      assuming the underwriters exercise the over-allotment option in full) and the deduction of the sales load. The Investment Manager has agreed to reimburse all organizational expenses of the Fund and to pay offering costs (other than the sales load) that exceed $       per share. The Fund will invest the net proceeds of the offering in accordance with the Fund’s investment objectives and policies as stated below. The Fund currently anticipates that it will be able to invest substantially all of the net proceeds in municipal securities that meet the Fund’s investment objectives and policies within approximately three months after the completion of the offering. Pending such investment, the Fund anticipates that the net proceeds will be invested primarily in high quality, short-term municipal securities. See “Investment Objectives and Principal Investment Strategies.”

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objectives

As its primary investment objective, the Fund seeks to provide high current income exempt from federal income tax. As its secondary investment objective, the Fund may seek capital appreciation to the extent consistent with its primary investment objective. To pursue these goals, the Fund normally invests at least 80% of its Managed Assets in municipal securities that provide income exempt from federal income tax. These securities include primarily municipal securities rated BBB/Baa or lower by a Rating Agency or the unrated equivalent as determined by Dreyfus. The Fund’s investment objectives may not be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities. No assurance can be given that the Fund will achieve its investment objectives.

As a fundamental policy, the Fund normally will invest at least 80% of its Managed Assets in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax (“municipal securities”).

The Fund normally will invest at least 65% of its assets in municipal securities rated BBB/Baa or lower by one or more Rating Agencies, such as S&P, Moody’s or Fitch, or the unrated equivalent as determined by Dreyfus. The Fund may invest up to 35% of its assets in higher quality municipal securities (those rated AAA/Aaa to A or the unrated equivalent as determined by Dreyfus). Rating Agencies analyze and evaluate a bond issuer’s, and/or any credit enhancer’s, credit profile and ability to repay debts. Based on their assessment, these Rating Agencies assign letter grades that reflect the issuer’s, and/or any credit enhancer’s, creditworthiness. For example, a rating of AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade. Bonds of below investment grade quality are commonly referred to as “high yield” or “junk” bonds. Lower credit ratings typically correspond to higher credit risk. Bonds of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. These securities typically offer higher yields than investment grade securities, but involve greater risks, including the possibility of default, and increased market price volatility. The Fund may invest without limitation in municipal securities rated below investment grade and may invest up to 20% of its assets in defaulted municipal securities.

Principal Investment Strategies

The Fund’s portfolio managers may buy and sell municipal securities based on credit quality, market outlook and yield potential. In selecting municipal securities for investment, the portfolio managers may assess the current interest rate environment and the municipal security’s credit profile and potential volatility in different rate environments. The portfolio managers focus on municipal securities with the potential to offer attractive current income, typically looking for municipal securities that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the Fund’s assets may be allocated to “discount” bonds, which are municipal securities that sell at a price below their face value, or to “premium” bonds, which are municipal securities that sell at a price above their face value. The Fund’s allocation to either discount bonds or to premium bonds will change along with the portfolio managers’ changing views of the current interest rate and market environment. The Fund’s portfolio managers also may look to select municipal securities that are most likely to obtain attractive prices when sold.

In determining whether to retain or sell a portfolio security, the Fund’s portfolio managers may consider such factors, among others, as Dreyfus’ assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by the Rating Agencies.

From time to time, the Fund may invest more than 25% of the value of its assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on certain municipal securities (including certain industrial development bonds) which are specific private activity bonds, while exempt from federal income tax, is a preference item for the purpose of the AMT. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as a preference item to the shareholder. The Fund may invest without limitation in such municipal securities if Dreyfus determines that their purchase is consistent with the Fund’s investment objectives.

The dollar-weighted average maturity of the Fund’s portfolio is not restricted, but normally will exceed ten years. Dollar-weighted average portfolio maturity is an average of the stated maturities of the securities held by the Fund, based on their dollar-weighted proportions in the Fund. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flows over time, which would include how cash flow is affected by prepayments and by changes in market interest rates.

The Fund may, but is not required to, use derivatives, such as futures, options and swap agreements, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. Swap agreements may include credit default swaps which can be used to transfer the credit risk of a security without actually transferring ownership of the security. The Fund also may make forward commitments in which the Fund agrees to buy a security in the future at a price agreed upon today. The Fund expects to use financial leverage through the issuance of preferred shares. Prior to the issuance of any preferred shares, the Fund may leverage its portfolio by investing in inverse floaters and entering into derivatives contracts.

The Fund may purchase municipal securities that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund’s income. The Fund may use any insurer, regardless of its rating. A municipal security will be deemed to have the rating of its insurer. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the common shares.

For temporary or for defensive purposes, the Fund may invest some or all of its assets in taxable securities and money market securities and more than 35% of its assets in higher quality municipal securities. During such periods, the Fund may not achieve its investment objectives. Investments in taxable securities would result in a portion of your dividends being subject to federal income taxes. For more information, see “Taxation” in the Fund’s SAI.

The Fund cannot change its investment objectives or its policy to invest at least 80% of its Managed Assets in municipal securities (or other investments with similar economic characteristics) without the approval of (1) the holders of a majority of the outstanding common shares and, once the preferred shares are issued, the preferred shares voting together with the common shares as a single class, and (2) the holders of a majority of the outstanding preferred shares voting as a separate class. A “majority of the outstanding” means (x) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (y) more than 50% of the shares, whichever is less.

Securities and Other Investments in Which the Fund May Invest

The following provides additional information regarding the types of securities and other instruments in which the Fund will ordinarily invest. A more detailed discussion of these and other instruments and investment techniques that may be used by the Fund is provided under “Investment Objectives and Policies” in the SAI.

Municipal Securities

Municipal securities include bonds, notes and commercial paper issued by a municipality typically to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal securities also may be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. The municipal securities in which the Fund will invest generally are issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico and Guam), and pay interest that, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), is exempt from federal income tax. Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities’ interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related security and purchased and sold separately. The market categorizes municipal securities by their source of repayment:

General Obligation Bonds. General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Revenue Bonds. Revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Holders of revenue bonds may not depend on the municipality’s general taxes or revenues for payment of the bonds. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds. Private activity bonds are revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to AMT.

The yields on and market prices of municipal securities depend on a variety of factors, including general economic and monetary conditions, prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

The Fund also may purchase municipal securities that represent lease obligations, municipal notes, pre-refunded municipal securities, tender option bonds and other forms of municipal securities. See “—Municipal Leases and Certificates of Participation” and “–Tender Option Bonds” below, and “Investment Objectives and Policies” in the Fund’s SAI for additional information about the Fund’s investments.

Municipal Leases and Certificates of Participation. The Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by a state or local government to acquire equipment or facilities. To comply with state public financing laws, these leases typically are subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, installment purchase agreements or other instruments. The certificates are typically issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Leases and installment purchase or conditional sale contracts have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt because many leases include “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Under these leases, the Fund’s ability to recover in the event of non-appropriation or default will be limited solely to the repossession of the leased property, without recourse to the general credit of the lessee. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment or facilities. Although these leases or contracts may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovering, or the failure to recover fully, the Fund’s original investment.

Income from municipal leases and certificates of participations is generally exempt from state and local taxes in the state of issuance. There have been challenges to the legality of lease financing in numerous states, and, from time to time, certain municipalities have considered not appropriating money for lease payments. In deciding whether to purchase a lease obligation, Dreyfus will assess the financial condition of the borrower, the merits of the project, the level of public support for the project, and the legislative history of lease financing in the state. These securities may be less readily marketable than other municipal securities.

High Yield Securities

The Fund may, consistent with its investment objectives and policies, invest in municipal securities with a broad range of credit ratings, including both below investment grade and investment grade securities. Municipal securities of below investment grade quality (that is, rated Ba or lower by Moody’s or BB or lower by S&P or Fitch or, if unrated, determined by Dreyfus to be of comparable credit quality) are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal and are commonly referred to as “junk bonds” or “high yield securities.” They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated municipal securities.

Municipal securities rated Ba or BB may face significant ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the issuer being unable to meet its financial commitments. The protection of interest and principal payments may be moderate and not well-safeguarded during both good and bad times. Municipal securities rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be low, and such municipal securities are more vulnerable to nonpayment than obligations rated BB. Adverse business, financial or economic conditions will likely impair the issuer’s capacity or willingness to meet its financial commitment on municipal securities. Municipal securities rated Caa, Ca or C by Moody’s or CCC, CC or C by S&P or Fitch are generally speculative to a high degree. These municipal securities may be in default or they may present elements of danger with respect to principal or interest. Generally, the issuers are dependent upon favorable business, financial and economic conditions to meet their financial commitments on such municipal securities. The descriptions of the rating categories by Moody’s, S&P and Fitch including a description of their speculative characteristics, are set forth in Appendix A to the SAI.

The Fund may invest in high yield municipal securities of any rating, including securities that are in default (up to 20% of the Fund’s assets) at the time of purchase. All percentage and ratings limitations on securities in which the Fund may invest shall apply at the time of acquisition and shall not be considered violated if an investment rating is subsequently downgraded to a rating that would have precluded the Fund’s initial investment in such security or the percentage limitation is exceeded as a result of changes in the market value of the Fund’s portfolio securities. The Fund is not required to dispose of a security in the event a Rating Agency downgrades or withdraws its rating of a security. In the event that the Fund disposes of a portfolio security subsequent to its being downgraded, the Fund may experience a greater risk of loss than if such security had been sold prior to such downgrading. When a security is rated by more than one Rating Agency, Dreyfus will use the highest rating in applying its investment policies.

Inverse Floaters

The Fund may invest in residual interest municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate security. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate security. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate securities with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

Tender Option Bonds

The Fund may invest in residual interest municipal tender option bonds, which are derivative interests in municipal bonds. Although volatile, these residual interests typically offer the potential for yields exceeding the yields available on fixed rate municipal bonds with comparable credit quality, coupon, call provisions and maturity. Residual interest municipal tender option bonds represent beneficial interests in a special purpose trust or other special purpose entity formed for the purpose of holding municipal bonds deposited by the Fund or by a third party. The tender option bond trust typically sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and residual interests, which the Fund would hold. The short-term floating rate interests have first priority on the cash flow from the municipal bonds. The Fund is paid the residual cash flow from the tender option bond trust. If the Fund deposits the municipal bonds in the tender option bond trust, the Fund will receive the proceeds from the sale of the short-term floating rate interests in the tender option bond trust, less certain transaction costs. These proceeds generally would be used by the Fund to purchase additional investments permitted by the Fund’s investment policies. If the Fund ever purchases all or a portion of the short-term floating rate securities sold by the tender option bond trust, it may surrender those short-term floating rate securities together with a proportionate amount of residual interests to the trustee of the tender option bond trust in exchange for a proportionate amount of the municipal bonds owned by the tender option bond trust. All voting rights and decisions to be made with respect to any other rights relating to the municipal bonds held in the tender option bond trust are passed through to the Fund, as the holder of the residual interests.

The Fund will purchase tender option bonds only when Dreyfus is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying municipal securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

Mortgage-Backed Municipal Securities

The Fund may invest in municipal securities of issuers that derive revenues from mortgage loans on multiple family residences, retirement housing or housing projects for low- to moderate-income families. Certain of such housing bonds may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer’s boundaries. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. The ability of these issuers to make payments on bonds depends on such factors as rental income, occupancy levels, operating expenses, mortgage default rates, taxes, government regulations and appropriation of subsidies.

Residential Mortgage-Related Securities. The Fund may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued or guaranteed by governmental agencies or instrumentalities, such as GNMA, FNMA and FHLMC, or issued by private entities. Residential mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

Commercial Mortgage-Related Securities. The Fund may invest in commercial mortgage-related securities which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. These mortgage-related securities generally are constructed to provide protection to holders of the senior classes against potential losses on the underlying mortgage loans. This protection generally is provided by having the holders of subordinated classes of securities (“Subordinated Securities”) take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.

Subordinated Securities. The Fund may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages.

Collateralized Mortgage Obligations. The Fund may invest in CMOs, which are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) residential mortgage-backed security pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities, or (e) any combination thereof.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities, which are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO.

Adjustable-Rate Mortgage Loans. The Fund may invest in ARMs. ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index. ARMs typically have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loans.

Private Entity Securities. The Fund may invest in mortgage-related securities issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance.

Other Mortgage-Related Securities. Other mortgage-related securities in which the Fund may invest include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

Collateralized Debt Obligations

The Fund may invest in CDOs which are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a CLO or CBO if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA and the latter receiving ratings of B to BBB. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Zero Coupon Securities

Some of the obligations in which the Fund invests may include so-called “zero-coupon” securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make such income distributions.

Illiquid Securities

The Fund may invest up to        % of its total assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Illiquid securities include, but are not limited to, restricted securities (securities for which the disposition is restricted under the federal securities laws), securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), but that are deemed to be illiquid, and repurchase agreements with maturities in excess of seven days. The Fund’s Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period of time may elapse between the Fund’s decision to sell and when the Fund is actually permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price that which would have prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith by the Fund’s Board or its delegate.

Other Investment Companies

The Fund may invest up to 10% of its total assets in securities of other open-end or closed-end investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. The Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares or preferred shares, during periods when there is a shortage of attractive municipal securities available in the market, or when Dreyfus believes share prices of other investment companies offer attractive values. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Common Shareholders will therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies. Dreyfus will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal securities. The Fund treats its investment in such open-end or closed-end investment companies as investments in municipal securities. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the 10% limitation described above. See “Lending Portfolio Securities.”

Investment Techniques

Credit Enhancement

The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, Dreyfus usually evaluates the credit risk of a fixed income security with credit enhancement based solely upon its credit enhancement.

Derivatives and Other Strategic Transactions

The Fund may invest in, or enter into, derivative instruments for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives are financial instruments that require payments based upon changes in the values of designated or underlying securities, commodities, financial indexes or other assets or instruments. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Examples of derivative instruments that the Fund may use (in addition to inverse floaters, municipal mortgage-backed securities, and CDOs and other asset-backed securities) include options contracts, futures contracts, options on futures contracts, swap agreements, structured notes and credit derivatives. The Fund’s portfolio managers may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivative instruments may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivative instruments generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative instrument bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivative instruments in the same manner as it would review the credit quality of a security to be purchased by the Fund.

Futures Transactions. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date. The Fund may invest in futures contracts and options on futures contracts, including those with respect to interest rates, securities, and security indexes. The Fund may enter into futures contracts and options thereon in U.S. domestic markets. Futures contracts may be based on various debt securities and securities indexes (such as the Municipal Bond Index traded on the Chicago Board of Trade). Successful use of futures and options on futures contracts by the Fund also is subject to Dreyfus’ ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. Distributions by the Fund of any gains realized on the Fund’s transactions in futures and options on futures contracts will be taxable. Rating Agency guidelines on any preferred shares issued by the Fund may limit the use of these transactions.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors to mitigate risk and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the “notional principal amount”). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names. The Fund generally will enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund will enter into swap transactions only when Dreyfus believes it would be in the best interests of the Fund’s shareholders to do so. Depending on the circumstances, gains from a swap transaction may be treated either as taxable ordinary income or as short-term or long-term capital gains.

Options. The Fund may purchase or write (i.e., sell) call and put options with respect to specific securities (or groups or “baskets” of specific securities), indices or futures contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

The Fund may sell only “covered” options. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

Structured Notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Credit Derivatives. The Fund may engage in credit derivative transactions, such as those involving default price risk derivatives and market spread derivatives. Default price risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.

Repurchase and Reverse Repurchase Agreements

The Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer and the bank or broker-dealer agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve transaction costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered to be illiquid securities.

The Fund may utilize reverse repurchase agreements in order to add leverage to the portfolio. Under a reverse repurchase agreement, the Fund would sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Stand-By Commitments

The Fund may acquire “stand-by commitments” with respect to municipal securities held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Gains realized in connection with stand-by commitments will be taxable.

Other Information About the Fund’s Portfolio

Lending Portfolio Securities

                The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A portion of any income the Fund derives from lending its portfolio securities may be taxable. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to tax-exempt money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Forward Commitments

The Fund may purchase or sell securities on a forward commitment (including “TBA” (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio’s financial exposure to the types of securities in which it invests. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments. The Fund also may purchase instruments that give the Fund the option to purchase a municipal security when and if issued.

Temporary Defensive Position

When the Investment Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper.

Portfolio Turnover

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including the exercise of calls on portfolio securities, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The Fund’s portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in the Fund would result in increased transaction expense, which must be borne by the Fund and would lower the Fund’s after-tax performance. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

USE OF LEVERAGE

Subject to market conditions, approximately [one to three] months after the completion of the offering of the common shares, the Fund intends to offer preferred shares representing approximately      % of the Fund’s total assets immediately after their issuance. The preferred shares will have complete priority upon distribution of assets over the common shares. The issuance of preferred shares will leverage the common shares. Leverage involves special risks and there is no assurance that the Fund’s leveraging strategies will be successful. Although the timing and other terms of the offering of the preferred shares will be determined by the Fund’s Board of Trustees, the Fund expects to invest the net proceeds of the preferred shares predominantly in municipal securities in accordance with the Fund’s investment objectives and policies. The preferred shares will pay dividends based on short term interest rates for high quality debt obligations (which would be redetermined periodically). So long as the Fund’s portfolio is invested in securities that provide a higher rate of return than the dividend rate of the preferred shares (after taking expenses into consideration), the leverage will allow common shareholders to receive a higher current rate of return than if the Fund were not leveraged.

Changes in the value of the Fund’s portfolio, including municipal securities bought with the proceeds of the preferred shares offering, will be borne entirely by common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the net asset value per common share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to Dreyfus will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets, including the gross proceeds from the issuance of preferred shares. Only the Fund’s common shareholders bear the cost of the Fund’s fees and expenses, including the costs associated with any leverage, which will be borne immediately by common shareholders. See “Summary of Fund Expenses.”

For tax purposes, the Fund is currently required to allocate net capital gain and other taxable income, if any, between and among the common shares and any series of preferred shares in proportion to total distributions paid to each class for the taxable year in which the net capital gain or other taxable income is realized. If net capital gain or other taxable income is allocated to preferred shares (instead of solely tax-exempt income), the Fund will have to pay higher total dividends to preferred shareholders or make dividend payments intended to compensate preferred shareholders for the unanticipated characterization of a portion of their dividends as taxable (“Gross-up Dividends”). This would reduce any advantage of the Fund’s leveraged structure to common shareholders.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after the issuance the value of the Fund’s assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation preference may not exceed 50% of the Fund’s assets less liabilities other than borrowings). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than borrowings, is at least 200% of such liquidation value. If the Fund issues preferred shares, the Fund intends, to the extent possible, to purchase or redeem preferred shares from time to time to the extent necessary to maintain coverage of any preferred shares of at least 200%. If the Fund has preferred shares outstanding, two of the Fund’s Trustees will be elected by the holders of preferred shares, voting separately as a class. The remaining Trustees of the Fund will be elected by common shareholders and holders of preferred shares voting together as a single class. In the event the Fund failed to pay dividends on preferred shares for two years, holders of preferred shares would be entitled to elect a majority of the Trustees of the Fund. The failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), which could have a material adverse effect on the value of the common shares. See “Description of Shares—Preferred Shares.”

If the Fund issues preferred shares, it will be subject to certain guidelines imposed by those Rating Agencies that rate the preferred shares. These guidelines are expected to impose capital or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these guidelines will impede Dreyfus from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies.

Preferred shares may have to be redeemed to the extent that the Fund fails to comply with the capital requirements imposed by the 1940 Act or the Rating Agencies. To redeem preferred shares, the Fund may have to liquidate portfolio securities. Such redemptions and liquidations would cause the Fund to incur related transaction costs and could result in capital losses to the Fund.

The Fund’s willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on may factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on Dreyfus’ ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage

Assuming that the preferred shares will represent approximately         % of the Fund’s assets (after their issuance) and pay dividends at an annual average rate of         % (based on market rates as of the date of this Prospectus), the additional income that the Fund must earn (net of estimated expenses) in order to cover such dividend payments is %. Of course, these numbers are merely estimates used for illustration. Actual preferred share dividend rates will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is designed to illustrate the effect of leverage on common share total return. The assumed portfolio total returns and common share total returns are hypothetical and actual returns may be greater or less than those appearing in the table. The table assumes investment portfolio total returns (comprised of income and changes in the value of the municipal securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. The table further assumes the issuance of preferred shares representing       % of the Fund’s assets (after issuance) and the Fund’s currently projected annual preferred share dividend rate of       %. See “—Leverage Risks.”

Assumed Portfolio Total Return	(10)%	(5)%	0%	5%	10%
Common Share Total Return	%	%	%	%	%

Common share total return is composed of two elements: the common share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on preferred shares) and changes in the value of the municipal securities that the Fund owns. The table depicts three cases in which the Fund suffers capital losses and two in which it enjoys capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the tax-exempt interest it receives on investments in municipal securities is entirely offset by losses in the value of those investments.

The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Other Forms of Leverage and Borrowings

The Fund may add leverage to its portfolio by investing in inverse floaters and entering into derivative and other strategic transactions. By adding leverage, these strategies have the potential to increase returns to common shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the strategies were not used.

Under the 1940 Act, the Fund generally is not permitted to engage in borrowings, including through the use of derivatives contracts to the extent that these instruments constitute senior securities, unless immediately after a borrowing the value of the Fund’s capital is at least 300% of the principal amount of such borrowing. In addition, the Fund is not permitted to declare any cash dividend or other distribution on common shares unless, at the time of such declaration, the value of the Fund’s capital is at least 300% of such principal amount. If the Fund borrows, it intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary to maintain the required capital. Failure to meet the capital requirements described herein could result in an event of default and entitle preferred shareholders to elect a majority of the Trustees of the Fund. Derivatives and other strategic transactions used by the Fund will not constitute senior securities (and will not be subject to the Fund’s limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a forward purchase commitment by segregating liquid assets in an amount sufficient to meet the purchase price.

Leverage Risks

Utilization of leverage is a speculative investment technique and involves certain risks to common shareholders. These include the possibility of higher volatility of the net asset value of and distributions on the common shares and potentially more volatility in the market value of the common shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause common shareholders to realize higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to common shareholders will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged.

Any decline in the net asset value of the Fund’s investments will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares. To the extent that the Fund is required or elects to redeem any preferred shares or prepay any borrowings, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to common shareholders. In addition, such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any interest rate swap or cap transaction and could result in a termination payment by or to the Fund. See “—Interest Rate Transactions.”

Interest Rate Transactions

To seek to reduce interest rate risk if the Fund engages in leverage, the Fund may enter into interest rate swap or cap transactions as to all or a portion of Fund leverage. In an interest rate swap, the Fund would agree to pay to the other party to such swap (“counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares or any variable rate borrowing. The payment obligation would be based on the notional amount of the swap. In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate swap and to the extent that a specified variable rate index exceeds a predetermined fixed rate, the Fund would receive from the counterparty payments of the difference based on the notional amount of such cap. The Fund would use interest rate swaps or caps only with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of leverage.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, the Fund’s use of interest rate swaps or caps could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the common shares. In addition, if short-term interest rates are lower than the Fund’s rate of payment on the interest rate swap, this will reduce the performance of the Fund’s common shares. If, on the other hand, short-term interest rates are higher than the Fund’s rate of payment on the interest rate swap, this will enhance the performance of the Fund’s common shares. Buying interest rate caps could enhance the performance of the Fund’s common shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net income of the Fund’s common shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling an interest rate swap or cap. The Fund would not enter into interest rate swap or cap transactions with an aggregate notional amount that exceeds the outstanding amount of the Fund’s leverage.

Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset dividend or interest payments. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such default could negatively impact the performance of the Fund’s common shares. Although this will not guarantee that the counterparty does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that Dreyfus believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, Dreyfus will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund’s investments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the common shares.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund intends to maintain in a segregated account with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked to market daily.

The Fund may choose or be required to redeem some or all of any outstanding preferred shares or prepay any borrowings. This redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination could result in a termination payment by or to the Fund.

RISK FACTORS

General

The Fund is a newly organized, non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading tool. The Fund seeks to achieve its investment objectives by investing primarily in fixed-income securities of U.S. and non-U.S. issuers. An investment in the Fund’s common shares may be speculative and it involves a high degree of risk. The Fund should not constitute a complete investment program. Due to the uncertainty in all investments, there can be no assurance that the Fund will achieve its investment objectives.

No Operating History

The Fund has no operating history and its shares have no history of public trading.

Risk of Market Price Discount From Net Asset Value

Shares of closed-end funds frequently trade at a market price that is below their net asset value. This is commonly referred to as “trading at a discount.” This characteristic of shares of closed-end funds is a risk separate and distinct from the risk that the Fund’s net asset value may decrease. Investors who sell their shares within a relatively short period after completion of the public offering are likely to be exposed to this risk. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Net asset value will be reduced following the offering by the sales load and the amount of organizational expenses and offering costs paid by the Fund and immediately following any offering of preferred shares by the costs of that offering paid by the Fund.

Whether investors will realize a gain or loss upon the sale of the Fund’s common shares will depend upon whether the market value of the shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value, or below or above the initial offering price for the shares.

Municipal Securities Market Risk

Investing in the municipal securities market involves certain risks. The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds. Consequently, the investment performance of the Fund may be more dependent on the analytical abilities of Dreyfus than if the Fund were a stock fund or a taxable bond fund. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. The yields on and market prices of municipal securities are dependent on a variety of other factors, including general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Special Risks Related to Certain Municipal Bonds. The Fund may invest in municipal leases and certificates of participation in such leases. Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued. Certificates of participation, which represent interests in unmanaged pools of municipal leases or installment contracts, involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.

High-Yield Securities Risk

In general, lower rated municipal securities carry a greater degree of risk that the issuer will lose it ability to make interest and principal payments, which could have a negative impact on the Fund’s net asset value or dividends. The Fund may invest without limit and ordinarily expects to invest a substantial portion of its assets in debt securities that are, at the time of purchase, rated below investment grade (i.e., rated below Baa by Moody’s or below BBB by both S&P and Fitch) or that are unrated but judged by Dreyfus to be of comparable quality. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and those securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•	increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•	greater risk of loss due to default or declining credit quality;

•	adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•	if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed, which may last for a significant period of time.

Securities rated below investment grade are predominantly speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of such securities. The Fund may purchase invest up to 20% of its assets in defaulted municipal securities, which involve heightened risks. See the SAI for a description of Moody’s, S&P and Fitch ratings.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than of an investment grade issuer. The principal amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Similarly, downturns in profitability in specific industries could adversely affect the ability of high yield issuers in those industries to meet their obligations. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. Factors having an adverse impact on the market value of lower quality securities may have an adverse effect on the Fund’s net asset value and the market value of its common shares. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security or securities. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Because investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Credit Risk

Credit risk is the risk that one or more municipal securities in the Fund’s portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due, because the issuer of the security experiences a decline or the perception of a decline in its financial status. The two principal classifications of municipal securities are “general obligations” and “revenue obligations.” General obligations are secured by the issuer’s pledge of its credit and taxing power for the payment of principal and interest. Revenue obligations are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the Fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue obligations and do not generally carry the pledge of the credit of the issuing municipality.

Credit risk also includes the possibility that a counterparty to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risk

Interest rate risk is the risk that the municipal securities held by the Fund (and the Fund’s net asset value per share) will decline in value because of changes in market interest rates. Prices of municipal securities rise and fall in response to changes in market interest rates. Generally, when interest rates rise, prices of municipal securities fall, and vice versa. This means that the net asset value of the common shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund’s municipal securities holdings. However, market factors, such as the demand for particular municipal securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of municipal securities with longer maturities and effective durations.

The Fund may invest in residual interest municipal securities known as inverse floaters. Compared to similar fixed-rate municipal securities, the value of these securities will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal securities will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such securities are held by the Fund, an increase in short-term or long-term market interest rates could adversely affect the income received from such securities and the net asset value of Fund shares. To the extent the Fund has preferred shares outstanding, an increase in short-term rates would also result in an increase cost of leverage, which would adversely affect the Fund’s income available for distribution.

The Fund may use certain strategies for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that the Fund will do so or that such strategies will be successful.

Call Risk

Some municipal securities give the issuer the option to “call,” or prepay, the securities before their maturity date. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will call their bonds. If a call were exercised by the issuer of a security held by the Fund during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s dividends and possibly could affect the market price of the common shares. Similar risks exist when the Fund invests the proceeds from matured, traded or prepaid bonds at market interest rates that are below the Fund’s current earnings rate. A decline in income could affect the market price or overall returns of the common shares. During periods of market illiquidity or rising interest rates, prices of the Fund’s “callable” issues are subject to increased price fluctuation.

Liquidity Risk

The secondary market for certain municipal securities tends to be less well developed or liquid than that for taxable debt obligations or other more widely traded municipal obligations, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s net asset value may fall dramatically. Trading opportunities are more limited for municipal securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. There are fewer dealers in the market for high yield municipal securities than investment grade municipal obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and ask price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high yield municipal securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. At times, the Fund, together with other investment companies advised by Dreyfus and its affiliates, may own significant positions in certain issues of municipal securities that, depending on market conditions, may affect adversely the Fund’s ability to dispose of some or all of such positions should it desire to do so.

Prepayment and Extension Risk

When interest rates fall, the principal on municipal mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the Fund’s potential price gain in response to falling interest rates, reduce the Fund’s yield, or cause the Fund’s share price to fall. When interest rates rise, the effective duration of the Fund’s municipal mortgage-related and asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or assets. This is known as extension risk and would increase the Fund’s sensitivity to rising interest rates and its potential for price declines.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities, however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Variable and Floating Rate Securities Risk

The Fund may invest in floating rate debt instruments (floaters). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well. The Fund also may invest in inverse floating rate debt instruments (inverse floaters). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Tender Option Bonds Risk

Residual interest municipal tender option bonds are derivative municipal bond securities that have embedded in them the risk of economic leverage. An investment in these securities typically will involve greater risk than an investment in a fixed rate municipal bond.

Distributions on the residual interests will bear an inverse relationship to short-term municipal bond interest rates. Distributions on the residual interests paid to the Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The amount of such reduction or increase is a function, in part, of the amount of short-term floating rate interests sold by the issuer of these securities relative to the amount of residual interests that it sells. The greater the amount of short-term floating rate interests sold relative to the residual interests, the more volatile the distributions on the residual interests will be. The value of a residual interest municipal tender option bond also is generally more volatile than that of a fixed rate municipal bond. In addition, the market for these residual interests may not be liquid, which increases the volatility of these derivative instruments and means that the Fund may not be able to sell them when it desires to do so. Investing in residual interests involves leveraging which may magnify the Fund’s gains or losses. If the Fund invests in highly leveraged residual interest municipal tender option bonds, the Fund may lose money in excess of the amount of its investment, up to an amount equal to the value of the municipal bonds underlying the residual interests owned by the Fund.

Residual interest municipal tender option bonds generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in residual interest municipal tender option bonds likely will adversely affect the Fund’s net asset value per share and income and distributions to shareholders.

Mortgage-Related Securities Risk

Residential Mortgage-Related Securities Risk. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Collateralized Mortgage Obligation Risk. Each class of CMOs, often referred to as a “tranche,” is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as LIBOR (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. The Fund also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indices. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund’s ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

Stripped Mortgage-Backed Securities. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

Private Entity Securities. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Fund or the price of the Fund’s shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.

Adjustable-Rate Mortgage Loans Risk. ARMs generally provide for certain limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

Collateralized Debt Obligations Risk

Asset-backed securities are a form of derivative. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Derivatives and Other Strategic Transactions Risk

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance. If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Additionally, some derivatives the Fund may use may involve economic leverage, which may increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, currency, futures contract, or other economic variable. The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Futures Contracts and Options on Futures Contracts. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures by the Fund also is subject to Dreyfus’ ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Options. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options.

Swap Agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). In addition, it is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Structured Notes and Related Instruments. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The value of structured instruments may move in the same or the opposite direction as the value of the embedded index, so that appreciation of the embedded index may produce an increase or decrease in the interest rate or value of the instrument at maturity. The terms of structured instruments may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s entire investment. Consequently, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s) so that the instrument may be more or less volatile than the embedded index, depending on the multiplier. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Credit Derivatives. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Dreyfus is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if Dreyfus is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund purchases a default option on a security, and if no default occurs with respect to the security, the Fund’s loss is limited to the premium it paid for the default option. In contrast, if there is a default by the grantor of a default option, the Fund’s loss will include both the premium it paid for the option and the decline in value of the underlying security that the default option hedged.

Forward Commitment Risk

When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Leverage Risk

Leverage risk includes the risk associated with the issuance of the preferred shares or the use of inverse floaters and derivatives or other strategic transactions to leverage the Fund’s portfolio. There is no assurance that the Fund’s leveraging strategies involving preferred shares or inverse floaters and derivatives or other strategic transactions will be successful. Once the preferred shares are issued or other forms of leverage are used, the net asset value and market value of common shares will be more volatile, and the yield distribution to common shareholders will tend to fluctuate more in response to changes in interest rates and with changes in the short-term dividend rates on preferred shares. If the dividend rate on preferred shares approaches the yield on the Fund’s investment portfolio, the benefit of leverage to common shareholders would be reduced. If the dividend rate on preferred shares exceeds the yield on the Fund’s portfolio, the leverage will result in a lower dividend to common shareholders than if the Fund were not leveraged. Because the longer-term bonds included in the Fund’s portfolio will typically pay fixed rates of interest while the dividend rate on preferred shares will be adjusted periodically, this could occur even when both long-term and short-term municipal rates rise. In addition, the Fund will pay and the common shareholders will bear any costs and expenses relating to the issuance and ongoing maintenance of the preferred shares. Furthermore, if the Fund has net capital gain or other taxable income that is allocated to preferred shares instead of solely tax-exempt income, the Fund may have to pay higher total dividends or Gross-up Dividends to preferred shareholders, which would reduce any advantage of the Fund’s leveraged structure to common shareholders without reducing the associated risk. The Fund cannot assure investors that it will issue preferred shares or use other forms of leverage or, if used, that these strategies will result in a higher yield or return to common shareholders.

Similarly, any decline in the net asset value of the Fund’s investments will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for common shares.

While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the common shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. The Fund might need to liquidate investments in order to fund a redemption of some or all of the preferred shares. Liquidation of preferred shares when the prices of municipal securities are low may result in capital loss and may reduce returns to common shareholders.

For a more detailed description of the risks associated with leverage, see “Use of Leverage—Leverage Risks.”

Tax Risk

In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. Although the Fund will invest in municipal securities that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax, if any such municipal security fails to meet these regulatory requirements, the interest received by the Fund from its investment in such securities and distributed by the Fund to common shareholders will be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

A portion of the Fund’s dividends may be subject to AMT. Consequently, common shares may not be a suitable investment for investors who are subject to AMT or who would become subject to AMT by purchasing common shares.

Market Sector Risk

The Fund’s overall risk level will depend on the market sectors in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors. The Fund may overweight or underweight certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or sectors. For example, the Fund may invest 25% or more of its assets in municipal securities of issuers located in the same state (or U.S. territory) or in municipal securities in the same economic sector, including without limitation the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political or other developments that generally affect these sectors or entities.

Mortgage Market/Subprime Risk

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Number of residential mortgage loan originators also have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which has adversely affected the market value of certain mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Government-Entity Risk

As noted, the Fund may invest in mortgage-related and other securities issued or guaranteed by certain U.S. government agencies, instrumentalities and sponsored enterprises. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by GNMA, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks or FHLMC, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. Although U.S. government-sponsored enterprises, such as the Federal Home Loan Banks, FHLMC, FNMA and the Student Loan Marketing Association may be chartered or sponsored by the federal government, they are not funded by federal appropriations, and their securities are not issued by the U.S. Treasury or supported by the full faith and credit of the U.S. government and involve increased credit risks. Certain governmental entities, including FNMA and FHLMC, have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Inflation Risk

Inflation risk is the risk that the value of assets or income from the Fund’s investments will be worth less in the future as inflation decreases the present value of payments at future dates. As inflation increases, the real value of the common shares and the Fund’s distributions may decline. In addition, during periods of rising inflation, the dividend rates on the Fund’s preferred shares would likely increase, which would reduce returns to common shareholders.

Non-Diversification Risk

The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Anti-Takeover Provisions

The Fund’s Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of the Fund’s Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares will have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. See “Description of Shares—Preferred Shares” and “Certain Provisions of the Declaration of Trust and By-Laws.” The holders of preferred shares, on the one hand, and the holders of the common shares, on the other, may have interests that conflict in these situations.

Market Disruption Risk

The war with Iraq, its aftermath and the continuing occupation of Iraq are likely to have a substantial impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war and occupation and the potential costs of rebuilding the Iraqi infrastructure cannot be predicted with any certainty. Terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001 closed some of the U.S. securities markets for a four-day period and similar future events cannot be ruled out. The war and occupation, terrorism and related geopolitical risks have led, and may in the future lead to, increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Those events could also have an acute effect on individual issuers or related groups of issuers. These risks could also adversely affect individual issuers and securities markets, interest rates, auctions, secondary trading, ratings, credit risk, inflation, deflation and other factors relating to the common shares.

HOW THE FUND MANAGES RISK

Investment Limitations

The Fund’s investment objectives, its policy to invest at least 80% of its Managed Assets in municipal securities (or other investments with similar economic characteristics) and certain investment restrictions designed to limit investment risk have been adopted by the Fund as fundamental policies. Among other fundamental restrictions, which are set forth in the Fund’s SAI, the Fund may not invest more than 25% of its Managed Assets in securities of issuers in any one industry, except that this limitation does not apply to municipal securities backed by the assets and revenues of governments or political subdivisions of governments. See “Investment Objectives and Policies” in the SAI for a complete list of the fundamental investment policies of the Fund. For these purposes, a “majority of the outstanding” shares means the lesser of (a) 67% of the Fund’s outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed by the Fund’s Board without shareholder approval.

The Fund may become subject to guidelines that are more limiting than its investment restrictions in order to obtain and maintain ratings from nationally recognized rating agencies on any preferred shares that it issues or under the terms of borrowings. The Fund does not anticipate that such guidelines would have a material adverse effect on the Fund’s common shareholders or the Fund’s ability to achieve its investment objectives.

Limited Issuance of Preferred Shares

Under the 1940 Act, the Fund could issue preferred shares having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to 50% of the value of the capital of the Fund. To the extent that the Fund has outstanding any senior securities representing indebtedness such as through the use of derivative contracts that constitute senior securities, the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding preferred shares for purposes of this capital requirement. If the total liquidation value of the preferred shares plus the aggregate amount of such other senior securities were ever more than 50% of the value of the capital of the Fund, the Fund would not be able to declare dividends on the common shares until the liquidation value and/or aggregate amount of other senior securities, as a percentage of the Fund’s assets, was reduced. Approximately [one to three months] after the completion of the offering of the common shares, the Fund intends to issue preferred shares representing about         % of the Fund’s assets immediately after the issuance of the preferred shares. This higher than required margin of net asset value should provide a cushion against later fluctuations in the value of the Fund’s portfolio and subject common shareholders to less income and net asset value volatility than if the Fund were more leveraged. The Fund intends to purchase or redeem preferred shares, if necessary, to keep the liquidation value of the preferred shares, plus the aggregate amount of other senior securities representing indebtedness, below 50% of the value of the Fund’s capital.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

The Fund may take certain actions if short-term interest rates increase or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund has incurred leverage which begins (or is expected) to adversely affect common shareholders. To attempt to offset such a negative impact of leverage on common shareholders, the Fund may seek to shorten the average maturity of its overall investment portfolio or may reduce any indebtedness or extend the maturity of any outstanding preferred shares or reduce any borrowings. The Fund may also attempt to reduce the leverage by redeeming or otherwise purchasing any preferred shares. As explained above under “Use of Leverage—Leverage Risks,” the success of any such attempt to limit leverage risk depends on Dreyfus’ ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may never attempt to manage its capital structure in the manner described in this paragraph.

If the Fund incurs leverage and market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued preferred shares or preferred shares that the Fund previously issued but later repurchased or otherwise increase borrowings.

Hedging and Related Strategies

The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. These hedging strategies may include using financial futures contracts; options on financial futures contracts; swap agreements or options thereon; and options based on either an index of municipal securities or on taxable debt securities whose prices, in the opinion of Dreyfus, correlate with the prices of the Fund’s investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders as taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund’s investments due to adverse interest rate changes. There is no assurance that these hedging strategies will be available at any time or that Dreyfus will determine to use them for the Fund or, if used, that the strategies will be successful.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Trustees. None of the Fund’s Trustees is an “interested person” (as defined in the 1940 Act) of the Fund. The Trustees approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreement with its Investment Manager, custodian, transfer agent and dividend disbursing agent. The management of the Fund’s day-to-day operations is delegated to its officers and the Investment Manager, subject always to the investment objectives and policies of the Fund and to the general supervision of the Trustees. The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Investment Manager

The investment manager for the Fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $           billion in approximately mutual fund portfolios. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in countries and serving more than markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $           trillion in assets under custody and administration and $              trillion in assets under management, and it services more than $       trillion in outstanding debt. Additional information is available at www.bnymellon.com.

Under its Investment Management Agreement with the Fund, the Investment Manager furnishes a continuous investment program for the Fund’s portfolio and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees. The Investment Manager will be responsible for the overall management of the Fund’s portfolio and for the supervision and ongoing monitoring of the Investment Manager. The Investment Manager also maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Investment Manager also performs certain other administrative services for the Fund and provides persons satisfactory to the Trustees of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Trustees of the Fund, may be directors, officers or employees of the Investment Manager.

For its services under the Investment Management Agreement, the Fund has agreed to pay the Investment Manager a monthly investment management fee computed at the annual rate of       % of the value of the Fund’s Managed Assets. [The Investment Manager has contractually agreed to waive a portion of its investment management fee in the amount of        % of the value of the Fund’s Managed Assets for the first year of the Fund’s operations (through ).] In addition to the monthly management fee, the Fund pays all other expenses incurred in the operation of the Fund, including, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Investment Manager or its affiliates, Securities and Exchange Commission fees and state Blue Sky qualification fees, leverage expenses, rating agency fees, listing fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund’s existence, expenses of repurchasing shares, certain dividend reinvestment plan fees, costs of preparing, printing and distributing shareholders reports, proxy statements and reports to governmental agencies, and any extraordinary expenses.

If the Fund utilizes leverage, the fees paid to the Investment Manager for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include the net asset value of the common shares, the liquidation preference of any preferred shares and the principal amount of any outstanding borrowings used for leverage. The Fund’s investment management fees and other expenses are paid only by the common shareholders and not by holders of the preferred shares. See “Use of Leverage.”

The basis for the Board of Trustees’ initial approval of the Investment Management Agreement will be provided in the Fund’s initial shareholders report. The basis for subsequent continuations of that agreement will be provided in annual or semi-annual reports to shareholders for the periods during which such continuations occur.

Portfolio Managers

W. Michael Petty and James Welch are the Fund’s primary portfolio managers and have served as such since the Fund’s inception. Mr. Petty has been employed by Dreyfus since June 1997 and serves as a portfolio manager for other Dreyfus-managed municipal bond funds. Mr. Welch has been a portfolio manager at Dreyfus since October 2001 and also serves as a portfolio manager for other Dreyfus-managed municipal bond funds.

See “Management Arrangements—Portfolio Management” in the SAI for further information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund. The Fund’s other portfolio managers are identified in the SAI. Dreyfus also provides research services for the Fund and for other funds advised by Dreyfus through a professional staff of portfolio managers and securities analysts.

DIVIDENDS AND DISTRIBUTIONS

Commencing with the Fund’s first dividend, the Fund intends to make monthly cash distributions to common shareholders at a rate that reflects the past and projected net income. Distributions can only be made from net investment income after paying any accrued dividends to preferred shareholders. The Fund also expects regularly to fund a portion of its distributions with gains from the sale of portfolio securities and other sources. The dividend rate that the Fund pays on its common shares may be variable and will depend on a number of factors including the variable rate of interest received on the Fund’s portfolio, dividends payable on the preferred shares and the expenses of any other leveraging transactions. As portfolio and market conditions change, the rate of distributions on the common shares and the Fund’s dividend policy could change. The Fund intends to distribute each year all of its net investment income and net short-term capital gain. In addition, at least annually, the Fund intends to distribute net realized long-term capital gain not previously distributed, if any. The net investment income of the Fund consists of all income (other than net short-term and long-term capital gains) less all expenses of the Fund (after it pays accrued dividends on any outstanding preferred shares). At least annually, the Fund also intends to distribute to you your pro rata share of any available net capital gain. Initial distributions to common shareholders are expected to be declared approximately [45] days, and paid approximately [60] to [90] days, from the completion of this offering, depending on market conditions. To permit the Fund to maintain a more stable, the Fund’s distribution rates will be based, in part, on projections as to annual cash available for distribution and, therefore, the distributions paid by the Fund for any particular month may be more or less than the amount of cash available to the Fund for distribution for that monthly period.

Unless you elect to receive distributions in cash, all of your distributions will be automatically reinvested in additional common shares under the Fund’s Dividend Reinvestment Plan, as outlined below.

Although it does not currently intend to do so, the Board of Trustees may change the Fund’s distribution policy and the amount or timing of distributions, based on a number of factors, including the amount of the Fund’s undistributed net investment income and net short- and long-term capital gains and historical and projected net investment income and net short- and long-term capital gains.

Dividend Reinvestment Plan

The Fund’s Plan is commonly referred to as an “opt-out” plan. Each common shareholder who participates in the Plan will have all distributions of dividends and capital gains automatically reinvested in additional common shares by         as agent (the “Plan Agent”). Common shareholders who elect not to participate in the Plan will receive all distributions in cash, which will be paid by check and mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Common shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the shareholders, either (i) receive the cash payment and use it to buy common shares in the open market, on the NYSE or elsewhere, for the participants’ accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the distribution payment date, the net asset value per share exceeds the market price per common share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the payment date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or (ii) 95% of the closing market price per common share on the payment date.

Participants in the Plan may withdraw from the Plan upon notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten days prior to a distribution record date; otherwise, it will be effective for all subsequent distributions. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. If any participant elects to have the Plan Agent sell all or part of his or her shares and remit the proceeds, the Plan Agent is authorized to deduct a $      fee plus $           per share in brokerage commissions.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are participants in the Plan. Common shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, acting as dealer.

The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions. Purchases and/or sales are usually made through a broker affiliated with                           .

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days’ written notice to all shareholders of the Fund. All correspondence concerning the Plan should be directed to the Plan Agent by calling , or writing                  .

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See “Taxation.”

CLOSED-END STRUCTURE

The Fund is a newly organized, non-diversified, closed-end management investment company. Closed-end investment companies differ from open-end investment companies (open-end funds or mutual funds) in that closed-end investment companies generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end investment company you must trade them on the market like any other stock at the prevailing market price at that time. In an open-end fund, if the shareholder wishes to sell shares, the fund will redeem or buy back the shares at “net asset value.” Open-end funds generally offer new shares on a continuous basis to new investors, and closed-end investment companies generally do not. The continuous inflows and outflows of assets in an open-end fund can make it difficult to manage the fund’s investments. By comparison, closed-end investment companies are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as leverage and investments in illiquid securities.

Shares of closed-end investment companies frequently trade at a discount to their net asset value. See “Risk Factors—Risk of Market Price Discount From Net Asset Value.” Because of this possibility and the recognition that any such discount may not be in the best interest of shareholders, the Board of Trustees might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Board of Trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See “Repurchase of Shares.” The Board of Trustees may also consider converting the Fund to an open-end fund, which would require a vote of the shareholders of the Fund. See “Possible Conversion to Open-End Fund Status.”

REPURCHASE OF SHARES

Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund’s shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the common shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund’s net asset value, general market and economic conditions and other factors beyond the control of the Fund.

Although common shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. During the pendency of any tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. Repurchase of the common shares may have the effect of reducing any market discount to net asset value. See “Repurchase of Shares” in the Fund’s SAI for additional information.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to achieve its investment objectives. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover which will result in additional expenses being borne by the Fund. The Board of Trustees currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its shareholders and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. See “Taxation” for a description of the potential tax consequences of a share repurchase.

POSSIBLE CONVERSION TO OPEN-END FUND STATUS

The Fund may be converted to an open-end fund at any time by a vote of the Fund’s outstanding shares. See “Certain Provisions of the Declaration of Trust and By-Laws” for a discussion of voting requirements applicable to conversion of the Fund to an open-end fund. If the Fund converted to an open-end fund, it would be required to redeem all preferred shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the common shares would no longer be listed on the NYSE. Conversion to open-end status could also require the Fund to modify certain investment restrictions and policies. Shareholders of an open-end fund may require the company to redeem their shares at any time (except in certain circumstances as authorized by or permitted under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of redemption. To avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end funds typically engage in a continuous offering of their shares. Open-end funds are thus subject to periodic asset inflows and outflows that can complicate portfolio management. The Board of Trustees may at any time propose conversion of the Fund to open-end status, depending upon its judgment regarding the advisability of such action in light of circumstances then prevailing.

TAXATION

The following discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund and is based on the U.S. federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. Investors should consult their own tax advisers for more detailed information and for information regarding the impact of state, local and foreign taxes on an investment in the Fund.

The Fund has elected to be treated, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Code. For each taxable year that the Fund otherwise qualifies as a RIC, the Fund will not be subject to U.S. federal income tax on that part of its investment company taxable income (as that term is defined in the Code) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders, if it distributes at least 90% of the sum of its investment company taxable income and any net tax-exempt interest income for that year (the “Distribution Requirement”). The Fund intends to make sufficient distributions of its investment company taxable income and net tax-exempt interest income, if any, each taxable year to meet the Distribution Requirement.

The Fund normally will invest at least 80% of its Managed Assets in municipal securities issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) or other specified securities whose income is otherwise exempt from regular federal income tax. Thus, substantially all of the Fund’s dividends will qualify as “exempt-interest” dividends. A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax.

Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund’s normal investment activities. The Fund will distribute at least annually any net capital gain. Distributions of net short-term capital gain are taxable as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have owned your investment. The Fund will allocate distributions to shareholders that are treated as tax-exempt interest and as long-term capital gain and ordinary income, if any, among the common shares and preferred shares in proportion to total dividends paid to each class for the year. As long as the Fund qualifies as a regulated investment company, distributions paid by the Fund generally will not be eligible for the dividends received deduction allowed to corporations.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of investment income by state and the portion, if any, of income that is subject to the federal AMT applicable to individuals. You will receive this statement from the firm where you purchased your common shares if you hold your investment in street name; the Fund will send you this statement if you hold your shares in registered form. The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

In order to avoid corporate taxation of its earnings and to pay tax-free dividends, the Fund must meet certain Internal Revenue Service (“IRS”) requirements that govern the Fund’s sources of income, diversification of assets and distribution of earnings to shareholders. The Fund intends to meet these requirements. If the Fund failed to do so, the Fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income to the extent of the Fund’s earnings and profits. In particular, in order for the Fund to pay exempt-interest dividends, at least 50% of the value of the Fund’s total assets must consist of tax-exempt obligations at the close of each quarter of its taxable year. The Fund intends to meet this requirement. If the Fund failed to do so, it would not be able to pay exempt-interest dividends and your distributions attributable to interest received by the Fund from any source would be taxable as ordinary income.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for that calendar year, (ii) 98% of its capital gain net income for the one-year period ending on October 31st of that calendar year (or for the calendar year if the Fund elects to use a calendar year) and (iii) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. For this and other purposes, a distribution will be treated as paid by the Fund and received by the shareholders on December 31st if it is declared by the Fund in October, November or December of such year, made payable to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Any such distribution thus will be taxable to shareholders whose taxable year is the calendar year in the year the distribution is declared, rather than the year in which the distribution is received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund may be required to withhold a percentage of certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number) and certain certifications, or if you are otherwise subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. If you receive Social Security benefits, you should be aware that exempt-interest dividends are taken into account in calculating the amount of these benefits that may be subject to federal income tax. If you borrow money to buy Fund shares, you may not deduct the interest on that loan. Under IRS rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money.

The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein. Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund’s common shares is determined no less frequently than weekly, generally on the last day of the week that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time). To calculate net asset value, the Fund’s assets are valued and totaled, liabilities and the aggregate liquidation value of the outstanding preferred shares, if any, are subtracted, and the balance is divided by the total number of common shares then outstanding.

The Fund’s investments are valued by an independent pricing service (the “Service”) approved by the Fund’s Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service’s procedures are reviewed by the Fund’s officers under the general supervision of the Fund’s Board. If valuations for investments (received from the Service or otherwise) are not readily available, or are determined not to reflect accurately fair value, the Fund may value those investments at fair value as determined in accordance with the procedures approved by the Fund’s Board. Fair value of investments may be done by the Fund’s Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. The factors that may be considered in fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading of similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent price and from prices used by other funds to calculate their net asset values. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the Fund’s net asset value.

DESCRIPTION OF SHARES

Common Shares

The Fund is authorized to issue an unlimited number of common shares, $.001 par value per share. The common shares have no preemptive, conversion, exchange or redemption rights. Each common share has equal voting, dividend, distribution and liquidation rights. The common shares outstanding are, and those offered hereby when issued will be, fully paid and non-assessable. Common shareholders are entitled to one vote per share. All voting rights for the election of Trustees are non-cumulative, which means that the holders of more than 50% of the common shares can elect 100% of the Trustees then nominated for election if they choose to do so and, in such event, the holders of the remaining common shares will not be able to elect any Trustees. Whenever preferred shares and borrowings are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. See “— Preferred Shares” and “—Limited Issuance of Preferred Shares and Borrowings” below. The Fund expects its common shares to be listed on the NYSE, subject to notice of issuance, under the symbol “          .” Under the rules of the NYSE applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders each year. The foregoing description and the description below under “Certain Provisions of the Declaration of Trust and By-Laws” and above under “Possible Conversion to Open-End Fund Status” are subject to the provisions contained in the Declaration of Trust and By-Laws.

Net asset value will be reduced immediately following the offering by the amount of the sales load and offering costs paid by the Fund. The Investment Manager has agreed to pay all organizational expenses and offering costs (other than sales load) that exceed $         per common share. See “Use of Proceeds.”

As of the date of this Prospectus, an affiliate of the Investment Manager owned of record and beneficially common shares constituting 100% of the outstanding shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

Preferred Shares

The Declaration of Trust authorizes the Board of Trustees, without approval of the common shareholders, to classify any unissued shares of the Fund’s common stock into preferred shares, par value $.001 per share, in one or more classes or series, with rights as determined by the Board of Trustees.

The Fund’s Board of Trustees has indicated its intention to authorize an offering of preferred shares, representing      % of the Fund’s assets immediately after the preferred shares are issued, within approximately [one to three months] after completion of this offering of common shares, subject to market conditions and to the Board’s continuing belief that leveraging the Fund’s capital structure through the issuance of preferred shares is likely to achieve the potential benefits to the common shareholders described in this Prospectus. The Fund may conduct other offerings of preferred shares in the future. The Board also reserves the right to change the foregoing percentage limitation and may issue preferred shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding preferred shares to 50% of the value of the Fund’s capital. There can be no assurance, however, that any preferred shares will be issued by the Fund. Although the terms of any preferred shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Fund’s Declaration of Trust, it is likely that the preferred shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term tax-exempt debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the preferred shares will be similar to those stated below.

Limited Issuance of Preferred Shares

Under the 1940 Act, the Fund could issue preferred shares with an aggregate liquidation preference of up to 50% of the value of the Fund’s assets less liabilities other than borrowings, measured immediately after issuance of the preferred shares. “Liquidation preference” means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless the liquidation preference of the preferred shares is less than 50% of the value of the Fund’s assets less liabilities other than borrowings (determined after deducting the amount of such dividend or distribution) immediately after the distribution.

In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for preferred shares issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

Distribution Preference

The preferred shares will have complete priority over the common shares with respect to distributions.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of preferred shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to common shareholders.

Voting Rights

The 1940 Act requires that preferred shareholders, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by common shareholders and preferred shareholders, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the preferred shareholders have the right to elect a majority of the Trustees of the Fund at any time two years’ dividends on any preferred shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See “Anti-Takeover Provisions in the Declaration of Trust.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that there are any preferred shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, preferred shareholders will have equal voting rights with common shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with common shareholders as a single class.

The affirmative vote of the holders of a majority of the outstanding preferred shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of preferred shareholders that would affect materially such preferences, rights or powers. The class vote of preferred shareholders described above will in each case be in addition to any other vote required to authorize the action in question.

Redemption, Purchase and Sale of Preferred Shares

The terms of the preferred shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase preferred shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of preferred shares by the Fund will reduce the leverage applicable to the common shares, while any resale of shares by the Fund will increase that leverage.

The discussion above describes the possible offering of preferred shares by the Fund. If the Fund’s Board of Trustees determines to proceed with such an offering, the terms of the preferred shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Declaration of Trust. The Board, without the approval of the common shareholders, may authorize an offering of preferred shares or may determine not to authorize such an offering, and may fix the terms of the preferred shares to be offered.

CERTAIN PROVISIONS OF THE DECLARATION OF TRUST AND BY-LAWS

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The Declaration of Trust and By-Laws require the Board of Trustees be divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class is elected to a three-year term. See the SAI under “Management of the Fund.” This provision of the Declaration of Trust and By-Laws could delay for up to two years the replacement of a majority of the Board of Trustees. The Declaration of Trust requires the affirmative vote by holders of at least two-thirds of the common shares and, if issued, preferred shares, voting together as a single class, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund, or a series or class of the Fund, with any corporation, association, trust or other organization or a reorganization of the Fund, or a series or class of the Fund, (3) a sale, lease or transfer of all or substantially all of the Fund’s assets (other than in the regular course of the Fund’s investment activities), (4) in certain circumstances, a termination of the Fund, or a series or class of the Fund or (5) a removal of Trustees by shareholders, and then only for cause, unless, with respect to (1) through (4), such transaction has already been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration of Trust or the By-Laws, in which case the affirmative vote of the holders of at least a majority of the Fund’s common shares and, if issued, preferred shares outstanding at the time, voting together as a single class, would be required; provided, however, that where only a particular class or series is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote by the applicable class or series would be required. Approval of shareholders would not be required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. In the case of the conversion of the Fund to an open-end investment company, or in the case of any of the foregoing transactions constituting a plan of reorganization that adversely affects the holders of any outstanding preferred shares, the action in question would also require the affirmative vote of the holders of at least two-thirds of the preferred shares outstanding at the time, voting as a separate class, or, if such action has been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration of Trust or the By-Laws, the affirmative vote of the holders of at least a majority of the preferred shares outstanding at the time, voting as a separate class. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the common shares and, if issued, preferred shares, voting together as a single class. The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization that adversely affects the holders of any outstanding preferred shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Declaration of Trust relating to such higher votes are in the best interests of the Fund and its shareholders.

The Declaration of Trust provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund, and that the Trustees shall not be liable for errors of judgment or mistakes of fact or law. Nothing in the Declaration of Trust, however, protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The provisions of the Declaration of Trust and By-Laws described above could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then current market price of the common shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund’s investment objectives and policies. The Board of Trustees has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its common shareholders.

Reference should be made to the Declaration of Trust and By-Laws on file with the Securities and Exchange Commission for the full text of these provisions.

UNDERWRITING

                  is acting as representative of the underwriters named below. Subject to the terms and conditions stated in the Fund’s underwriting agreement dated the date hereof, each underwriter named below has severally agreed to purchase, and the Fund has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

Underwriters	Number of Common Shares

______________
Total	===========

The underwriting agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to approval of legal matters by counsel and to other conditions. The underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) if they purchase any of the common shares.

The underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this Prospectus and some of the common shares to dealers at the public offering price less a concession not to exceed $       per common share. The sales load of $          per common share is equal to     % of the initial offering price. The underwriters may allow, and such dealers may reallow, a concession not to exceed $      per common share on sales to certain other dealers. [In addition, the underwriters will pay up to $0.        per common share to MBSC Securities Corporation, a member of the Financial Industry Regulatory Authority, and a wholly-owned subsidiary of Dreyfus, for distribution assistance it provides.] If all of the common shares are not sold at the initial offering price, the representative may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before           . The representative has advised the Fund that the underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

The total amount of the underwriter compensation will not exceed       % of the total public offering price of the common shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of common shares, including the sales load, will be       % of the total public offering price of the common shares sold in this offering.

The Fund has granted to the underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to              additional common shares at the public offering price less the sales load. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter will be obligated, subject to certain conditions, to purchase a number of additional common shares approximately proportionate to such underwriter’s initial purchase commitment.

The Fund and the Investment Manager have agreed that, for a period of 180 days from the date of this Prospectus, they will not, without the prior written consent of          , on behalf of the underwriters, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares.                    , in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

To meet the NYSE distribution requirements for trading, the underwriters have undertaken to sell common shares in a manner such that shares are held by a minimum of 400 beneficial owners in lots of 100 or more, at least 1,100,000 shares are publicly held in the United States and the aggregate market value of publicly held shares in the United States is at least $60 million. The Fund expects its common shares to be listed on the NYSE, subject to notice of issuance, under the symbol “                       .”

The following table shows the sales load that the Fund will pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters’ option to purchase additional common shares.

Paid by the Fund
	No Exercise	Full Exercise
Per share	$	$
Total	$	$

The Fund and the Investment Manager have agreed to indemnify the underwriters against certain liabilities, including liabilities under the 1933 Act, or to contribute to payments the underwriters may be required to make because of any of those liabilities.

Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the NYSE. No underwriter is, however, obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This Prospectus is to be used by any underwriter in connection with the offering and, during the period in which a Prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

In connection with the offering,           , on behalf of itself and the other underwriters, may purchase and sell common shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. “Covered” short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters’ over-allotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price of which they may purchase common shares through the over-allotment option. Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The underwriters may also make “naked” short sales of common shares in excess of the over-allotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of common shares in the open market while the offering is in progress.

The underwriters may impose a penalty bid. Penalty bids permit the underwriting syndicate to reclaim selling concessions allowed to an underwriter or a dealer for distributing common shares in this offering if the syndicate repurchases common shares to cover syndicate short positions or to stabilize the purchase price of the common shares.

Any of these activities may have the effect of preventing or retarding a decline in the market price of common shares. They may also cause the price of common shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The underwriters may conduct these transactions on the NYSE or in the over-the-counter market, or otherwise. If the underwriters commence any of these transactions, they may discontinue them at any time.

A Prospectus in electronic format may be available on the website maintained by one or more of the underwriters. The representative may agree to allocate a number of common shares to the underwriters for sale to their online brokerage account holders. The representative will allocate common shares to the underwriters that may make internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

Prior to the initial public offering of common shares, an affiliate of the Investment Manager purchased common shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

The Fund anticipates that, from time to time, certain of the underwriters may act as brokers or dealers in connection with the execution of the Fund’s portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

Certain underwriters may, from time to time, engage in transactions with or perform services for the Investment Manager and its affiliates in the ordinary course of business.

The principal business address of	is	.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

The Fund’s securities and cash are held under a custodian agreement with                                        ,                 . The transfer agent and dividend disbursing agent for the Fund’s shares is                                      .

LEGAL OPINIONS

Stroock & Stroock & Lavan LLP (“Stroock”), New York, New York, serves as counsel to the Fund and to the non-interested Trustees. Certain matters will be passed upon for the underwriters by                                . Stroock and                         may rely on matters of Massachusetts law on the opinion of                                  , Boston, Massachusetts.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Page
Description of the Fund
Investment Objectives and Policies
Management of the Fund
Management Arrangements
Determination of Net Asset Value
Repurchase of Common Shares
Portfolio Transactions
Repurchase of Common Shares
Taxation
Counsel and Independent Registered Public Accounting Firm
Financial Statement
Appendix A

_____________________________________________________________________________________________

                           Shares

[LOGO]

Dreyfus High Yield Municipal Income Fund

Common Shares

$                       per Share

_________________

PROSPECTUS

_________________

                    , 2008

Until                  (25 days after the date of this Prospectus), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealers’ obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments of subscriptions.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, February 11, 2008

_____________________________________________________________________________________________

DREYFUS HIGH YIELD MUNICIPAL INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION

               , 2008

_____________________________________________________________________________________________

Dreyfus High Yield Municipal Fund (the “Fund”) is a newly organized, non-diversified, closed-end management investment company.

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Fund’s prospectus relating to its common shares (“common shares”) dated                           , 2008 (the “Prospectus”). This SAI does not include all of the information that a prospective investor should consider before purchasing common shares. Investors should obtain and read the Prospectus prior to purchasing such shares. A copy of the Fund’s Prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund may be obtained without charge by calling                          , by writing to the Fund at 200 Park Avenue, New York, New York 10166, or by visiting www.dreyfus.com. The information contained in, or that can be accessed through, the website is not part of the Prospectus or this SAI. You may also obtain a copy of the Prospectus on the Securities and Exchange Commission’s website (http://www.sec.gov). Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the Prospectus.

Privacy Policy

Described below are the Fund’s policies and practices for collecting, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes. The Fund’s consumer privacy policy may be amended at any time.

The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

The Fund collects a variety of nonpublic personal information, which may include:

•	Information we receive from you, such as your name, address, and social security number.

•	Information about your transactions with us, such as the purchase or sale of Fund shares.

•	Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

DESCRIPTION OF THE FUND

The Fund is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was formed as a Massachusetts business trust on February 8, 2008.

The Fund’s investment manager is The Dreyfus Corporation (“Dreyfus”).

INVESTMENT OBJECTIVES AND POLICIES

The Fund’s primary objective is to seek to provide current income exempt from federal income tax. As a secondary investment objective, the Fund seeks capital appreciation to the extent consistent with its primary investment objective. These objectives may be changed without shareholder approval. To pursue these goals, the Fund normally invests substantially all of its assets in high yield municipal securities that provide income exempt from federal income tax. As a fundamental policy, the Fund normally invests at least 80% of its Managed Assets (“Managed Assets” means the Fund’s total assets (including assets attributable to any preferred shares or borrowings that may be outstanding) minus accrued liabilities (other than debt representing financial leverage) in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax (“municipal securities”).

The Fund normally will invest at least 65% of its assets in municipal securities rated BBB/Baa or lower by nationally recognized statistical rating organizations or the unrated equivalent as determined by the Fund’s investment manager. Municipal securities rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. These securities typically offer higher yields than investment grade securities, but involve greater risks, including the possibility of default, and increased market price volatility. The dollar-weighted average maturity of the Fund’s portfolio is not restricted, but normally will exceed ten years.

The Fund may invest without limitation in municipal securities the interest from which is subject to the federal alternative minimum tax (“AMT”) if Dreyfus determines that their purchase is consistent with the Fund’s investment objectives. In addition, the Fund may temporarily invest in taxable securities. Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity that normally will exceed ten years.

There can be no assurance that the Fund will achieve its investment objectives.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Municipal Securities

The Fund normally will invest at least 80% of the value of its Managed Assets in municipal securities. Municipal securities generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal securities are classified as general obligation bonds, revenue bonds and private activity bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Private activity bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Municipal securities include short term notes which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal securities also include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal security’s interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately.

The obligations of any person or entity to pay the principal of and interest on municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal securities which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal security or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of Dreyfus) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund also may manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal securities in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio securities in default and assets securing such securities. To enforce its rights in the event of a default in the payment of interest or repayment of principal or both, the Fund may take possession of and manage the assets or have a receiver appointed to collect and disburse pledged revenues securing the issuer’s obligations on such securities, which may increase the operating expenses and adversely affect the net asset value of the Fund. Any income derived from the ownership or operation of such assets may not be tax-exempt. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue code of 1986, as amended (the “Internal Revenue Code”), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company, the Fund is subject to certain limitations on its investments and on the nature of its income.

The yields on municipal securities are dependent on a variety of factors, including the purpose of the issue and source of funds for repayment, prevailing interest rates and the condition of the general money market and the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of nationally recognized statistical rating organizations (“Rating Agencies”), such as Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal securities will normally fluctuate with changes in interest rates, and, therefore, the net asset value of the Fund will be affected by such changes.

Mortgage-Backed Municipal Securities. The Fund may invest in municipal securities of issuers that derive revenues from mortgage loans on multiple family residences, retirement housing or housing projects for low- to moderate-income families. Certain of such housing bonds may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer’s boundaries. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. The ability of these issuers to make payments on bonds depends on such factors as rental income, occupancy levels, operating expenses, mortgage default rates, taxes, government regulations and appropriation of subsidies.

Pre-Refunded Municipal Securities. The Fund may invest in pre-refunded municipal securities. The principal and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

Inverse Floaters. The Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“inverse floaters”). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Special Taxing Districts. Special taxing districts are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

Ratings of Municipal Securities. The Fund normally will invest at least 65% of the value of its net assets in securities which, in the case of municipal securities, are rated Baa or lower by Moody’s or BBB or lower by S&P or Fitch. Municipal Bonds rated BBB by S&P and Fitch are regarded as having adequate capacity to pay principal and interest, while those rated Baa by Moody’s are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics. Securities rated Ba by Moody’s are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C by Moody’s are regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P and Fitch are in default and the payment of interest and/or repayment of principal is in arrears. The Fund may invest up to 20% of its assets in defaulted municipal securities. Such securities, though high yielding, are characterized by great risk. See “Appendix A” for a general description of securities ratings. The Fund also may invest in securities which, while not rated, are determined by Dreyfus to be of comparable quality to the rated securities in which the Fund may invest; for purposes of the 65% requirement described in this paragraph, such unrated securities will be considered to have the rating so determined. The Fund may invest up to 35% of its assets in higher quality municipal securities (those rated AAA/Aaa to A or the unrated equivalent as determined by Dreyfus).

The ratings of the Rating Agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, Dreyfus also will evaluate these securities and the creditworthiness of the issuers of such securities.

Certain Tax-Exempt Obligations

The Fund may purchase floating and variable rate demand notes and bonds, which are tax-exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of municipal securities.

Tax-Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days’ notice, for all or any part of the Fund’s participation interest in the municipal security, plus accrued interest.

Municipal lease obligations or installment purchase contract obligations (collectively, “lease obligations”) have special risks not ordinarily associated with municipal securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged, a lease obligation ordinarily is backed by the municipality’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which the Fund may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund’s Board. Pursuant to such guidelines, the Board has directed Dreyfus to monitor carefully the Fund’s investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as Dreyfus may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund’s Board has directed Dreyfus to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee’s general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an “event of nonappropriation”); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as Dreyfus may deem relevant.

Tender Option Bonds

The Fund may purchase tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal securities fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal security and for other reasons.

The Fund may hold highly leveraged residual interest municipal tender option bonds. A residual interest municipal tender option bond generally is considered highly leveraged if the principal amount of the short-term floating rate interests issued by the related tender option bond trust exceeds 50% of the principal amount of the municipal bonds owned by the tender option bond trust. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider that stands ready to purchase the short-term floating rate interests at their original purchase price upon the occurrence of certain events, such as on a certain date prior to the scheduled expiration date of the transaction, upon a certain percentage of the floating rate interests failing to be remarketed in a timely fashion, upon the bonds owned by the tender option bond trust being downgraded (but not below investment grade or upon the occurrence of a bankruptcy event with respect to the issuer of the municipal bonds) or upon the occurrence of certain regulatory or tax events. However, the liquidity provider is not required to purchase the floating rate interests upon the occurrence of certain other events, including upon the downgrading of the municipal bonds owned by the tender option bond trust below investment grade or certain events that indicate the issuer of the bonds may be entering bankruptcy. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk and certain other risks associated with the municipal bonds.

If the liquidity provider acquires the floating rate interests upon the occurrence of an event described above, the liquidity provider generally will be entitled to an in-kind distribution of the municipal bonds owned by the tender option bond trust or to cause the tender option bond trust to sell the bonds and distribute the proceeds to the liquidity provider. The liquidity provider generally will enter into an agreement with the Fund that will require the Fund to make a payment to the liquidity provider in an amount equal to any loss suffered by the liquidity provider in connection with the foregoing transactions. The net economic effect of this agreement and these transactions is as if the Fund had entered into a special type of reverse repurchase agreement with the sponsor of the tender option bond trust, pursuant to which the Fund is required to repurchase the municipal bonds it deposits in the tender option bond trust only upon the occurrence of certain events (such as a failed remarketing of the floating rate interests—most likely due to an adverse change in interest rates) but not others (such as a default of the municipal bonds). In order to cover any potential obligation of the Fund to the liquidity provider pursuant to this agreement, the Fund will designate on its books and records liquid instruments having a value not less than the amount, if any, by which the original purchase price of the floating rate interests issued by the related tender option bond trust exceeds the market value of the municipal bonds owned by the tender option bond trust.

Although regular residual interest municipal tender option bonds are derivative securities with economic leverage embedded in them, they will not constitute senior securities of the Fund (and will not be subject to the Fund’s limitations on borrowings), because the Fund has no ongoing obligations to any party in connection with its ownership of such interests. With respect to highly leveraged residual interest municipal tender option bonds, if the Fund establishes and maintains a segregated account to cover any potential obligation to the liquidity provider, the Fund’s obligation to the liquidity provider pursuant to the agreement will not be considered a borrowing by the Fund.

Custodial Receipts

The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on municipal securities which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of municipal securities deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal securities. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying municipal securities and generally is at a level comparable to that of a municipal securities of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying municipal securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a municipal security of comparable quality and maturity, which would increase the volatility of the Fund’s net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, municipal securities having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

Collateralized Debt Obligations

The Fund may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of—generally non-mortgage—assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) or collateralized bond obligation (CBO) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Auction Rate Securities

The Fund may invest in auction rate securities, including auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities (collectively, “auction rate securities”). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. The Fund will take the time remaining until the next scheduled auction date into account for the purpose of determining the securities’ duration. The Fund’s investments in auction rate securities of closed-end funds are subject to the limitations on investments in other investment companies prescribed by the 1940 Act. See “Other Investment Companies” below. Dividends received by the Fund on such auction rate municipal securities will not be eligible for treatment as tax-qualified dividends.

Zero Coupon, Pay-In-Kind and Step-Up Securities

The Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date); pay-in-kind bonds which are debt securities that generally pay interest through the issuance of additional bonds; and step-up bonds which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Other Investment Companies

The Fund may invest up to 10% of its Managed Assets in securities of other open-end or closed-end investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its Managed Assets in pooled investment vehicles other than investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. The Fund generally expects that it may invest in other investment companies and/or other pooled investment vehicles either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares or Preferred Shares, or during periods when there is a shortage of attractive, high-yielding municipal securities available in the market. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Common Shareholders therefore would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Dreyfus will take expenses into account when evaluating the investment merits of an investment company relative to available municipal security investments. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the 10% limitation described above, except that the Fund’s aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities” below.

Illiquid Securities

The Fund may invest up to % of the value of its total assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objectives. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Taxable Investments

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets) or for temporary defensive purposes (without limitation), the Fund may invest in taxable short term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody’s, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody’s, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See “Taxation.” Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectus. The Fund’s use of certain of the investment techniques described below may give rise to taxable income. The Fund’s ability to use some of these techniques, such as investing in futures, engaging in options transactions and lending portfolio securities, may be limited as a condition to the Rating Agencies’ rating the Fund’s Preferred Shares.

Credit Enhancement

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security’s holders. Each form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Structured Notes and Related Instruments

The Fund may invest in structured notes, which are privately negotiated debt securities or other securities, the interest rate or principal of which is determined by an unrelated indicator, and include indexed securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. They are sometimes referred to as “structured notes” because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note, such as the Fund. These notes may be issued by banks, brokerage firms, insurance companies and other financial institutions. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other assets(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid instrument could be tied (positively or negatively) to the price of some currency or securities index or another interest rate (each, a “benchmark”). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. Hybrids can be used as an efficient means of pursuing a variety of investment strategies, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

The Fund currently intends that any use of structured notes or other hybrid instruments will be for the purpose of reducing the interest rate sensitivity of the Fund’s portfolio (and thereby decreasing the Fund’s exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from federal income tax. The Fund will only invest in structured notes or other hybrid instruments if it has received an opinion of counsel for the issuer (or the advice of another authority believed by Dreyfus to be reliable) that the interest income on the notes will be exempt from federal income tax. Like other sophisticated strategies, the Fund’s use of structured notes or other hybrid instruments may not work as intended; for example, the change in value of the structured notes or other hybrid instruments may not match very closely the change in the value of bonds that the structured notes were purchased to hedge.

Derivatives and other Strategic Transactions

The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to manage duration, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The Fund will not be a commodity pool. The Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility as a registered investment company for an exclusion from the definition of commodity pool operator and that the Fund is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Some derivatives the Fund may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage may increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the Securities and Exchange Commission or its staff, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, the Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

Futures Transactions—In General. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures by the Fund also is subject to Dreyfus’ ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. The Fund may invest in futures contracts and options on futures contracts, including those with respect to securities indexes or interest rates.

The Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

The Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Options—In General. The Fund may purchase call and put options with respect to specific securities, indices or futures contracts and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Successful use by the Fund of options will be subject to Dreyfus’ ability to predict correctly movements in interest rates. To the extent Dreyfus’ predictions are incorrect, the Fund may incur losses.

Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities), including U.S. Government securities, corporate debt securities, mortgage-related securities, asset-backed securities, equity securities (including convertible securities), and Eurodollar instruments that are traded on U.S. exchanges or in the over-the-counter market, or securities indices or futures.

An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

Successful use by the Fund of options and options on futures will be subject to Dreyfus’ ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates. To the extent Dreyfus’ predictions are incorrect, the Fund may incur losses.

Swap Transactions and Other Credit Derivatives. The Fund may engage in swap transactions, including total return swaps, index swaps and interest rate swaps. The Fund may enter into swaps for both hedging purposes and to seek to increase total return. The Fund also may enter into options on swap agreements, sometimes called “swaptions.”

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

Most swap agreements entered into by the Fund will calculate the obligations of the parties to the agreement on a “net basis.” Thus, the Fund’s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund may enter into credit default swap agreements and similar agreements, which may have as reference obligations securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. Credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk.

The Fund may invest in credit linked securities issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in these credit linked securities represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit linked security. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Dreyfus is incorrect in its forecasts of default risks, market spreads or other applicable factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the credit derivatives market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap or other credit derivative agreements or to realize amounts to be received under such agreements.

The Fund will enter into swap and other credit derivatives transactions only when Dreyfus believes it would be in the best interests of the Fund to do so. In addition, the Fund will enter into swap and other credit derivative agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines).

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in Dreyfus’ opinion, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on Dreyfus’ judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management goal.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund.

Forward Commitments

The Fund may purchase or sell municipal securities and other securities on a forward commitment (including “TBA” (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Fund would engage in forward commitments to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Municipal securities and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

Stand-By Commitments

The Fund may acquire “stand-by commitments” with respect to municipal securities held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund’s option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying municipal security and similarly decreasing such security’s yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific municipal securities. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal security redeeming, or other holder of the call option from calling away, the municipal security before maturity. The sale by the Fund of a call option that it owns on a specific municipal security could result in the receipt of taxable income by the Fund.

Lending Portfolio Securities

The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund may make short-sales to hedge positions, for duration and risk management, to maintain portfolio flexibility or to enhance returns. Although short sale transactions are not currently available with respect to municipal securities, the Fund may engage in short sales on taxable bonds and on futures contracts with respect to municipal securities and taxable bonds.

When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

The Fund also may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns or has the immediate and unconditional right to acquire at no additional cost at the time of the sale. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may also engage in so-called “naked” short sales (i.e., short sales that are not “against the box”), in which case the Fund’s losses could theoretically be unlimited in cases where the Fund is unable for whatever reason to close out its short position. The Fund has the flexibility to engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Repurchase Agreements

For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker/dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Dreyfus will monitor the creditworthiness of the counter parties.

Reverse Repurchase Agreements and Dollar Rolls

The Fund may enter into reverse repurchase agreements and economically similar transactions for hedging or cash management purposes. The Fund may also utilize these transactions to add leverage to its portfolio.

A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

A “dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction, the Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the Fund pledges a mortgage-related security to a dealer to obtain cash. However, unlike reverse repurchase agreements, the dealer with which the Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to the Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

The Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security.

In addition to the risks associated with leverage (see “Risk Factors—Leverage Risk” in the Prospectus), the Fund’s use of reverse repurchase agreements, dollar rolls and similar transactions are subject to the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Furthermore, these instruments may be “illiquid.”

Money Market Instruments

When Dreyfus determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Certain Investment Consideration and Risks

Investing in Municipal Securities

The Fund may invest more than 25% of the value of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

Certain municipal lease/purchase obligations in which the Fund may invest may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, Dreyfus will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

Certain provisions in the Internal Revenue Code relating to the issuance of municipal securities may reduce the volume of municipal securities qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on municipal securities may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal securities for investment by the Fund so as to adversely affect Fund shareholders, the Fund’s Board would reevaluate the Fund’s investment objective and policies and submit possible changes in the Fund’s structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal securities as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

High Yield Securities

The Fund may invest without limitation in higher yielding (and, therefore, higher risk) debt securities rated below investment grade by the Rating Agencies (commonly known as “high yield” or “junk bonds”). They may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated municipal securities. See “Appendix A” for a general description of the Rating Agencies’ ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on Dreyfus’ judgment, analysis and experience in evaluating the creditworthiness of an issuer.

The market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund’s ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

These securities may be particularly susceptible to economic downturns. It is likely that any economic recession would disrupt severely the market for such securities and have an adverse impact on the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon which would increase the incidence of default for such securities.

The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and Dreyfus will review carefully the credit and other characteristics pertinent to such new issues.

The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds and pay-in-kind bonds, in which the Fund may invest up to 5% of its net assets. Zero coupon securities and pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See “Taxation.”

Simultaneous Investments

Investment decisions for the Fund are made independently from those of other investment companies advised by Dreyfus. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, Dreyfus will ordinarily seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies advised by Dreyfus and its affiliates, may own significant positions in certain municipal security issues that, depending on market conditions, may affect adversely the Fund’s ability to dispose of some or all of such positions should it desire to do so.

Investment Restrictions

The Fund’s investment objectives, and its policy to normally invest at least 80% of its Managed Assets in municipal securities (or other instruments with similar characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. “Managed Assets” means the Fund’s total assets (including assets attributable to any preferred shares or borrowings that may be outstanding) minus accrued liabilities (other than debt representing financial leverage). In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Fund may not:

1.

Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of municipal securities (other than municipal securities backed only by assets and revenues of non-governmental issuers) and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.	Borrow money, except to the extent permitted under the 1940 Act.

3.

Purchase or sell real estate, physical commodities, or oil and gas interests, but this shall not prevent the Fund from investing in municipal securities secured by real estate, commodities or interests therein, and holding and selling such assets as a result of the ownership of securities or other instruments, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indexes or other financial instruments, and options on futures contracts or indexes.

4.

Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of municipal securities directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of its portfolio securities.

5.

Lend any securities or make loans to others, except to the extent permitted under the 1940 Act or as otherwise permitted by the Securities and Exchange Commission. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund’s Board.

6.	Issue any senior security (as such term is defined in the 1940 Act), other than preferred shares and other forms of indebtedness to the extent permitted by the 1940 Act.

7.

Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with permitted borrowings or transactions in options, futures and options on futures.

8.	Purchase securities of open-end or closed-end investment companies, except to the extent in compliance with the 1940 Act or any exemptive relief obtained thereunder.

9.

Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

10.

Make short sale of securities, except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund’s total assets and the Fund’s aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.

For purposes of Investment Restriction No. 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.”

The Fund intends to apply for ratings for its Preferred Shares from Fitch, Moody’s and/or S&P. In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Fitch, Moody’s or S&P. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on its Common Shareholders or the Fund’s ability to achieve its investment objectives.

If a percentage restriction set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUND

The Board of Trustees is responsible for the management and supervision of the Fund, and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Manager
Custodian
Transfer Agent and Dividend Disbursing Agent

Board of Trustees of the Fund1

Trustees of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age) Position with Fund Since and Term (*)	Principal Occupation During Past 5 Years	Other Board Memberships and Affiliations

__________________

[1]	None of the Trustees are “interested persons” of the Fund, as defined in the 1940 Act.

(*)

Beginning with the first annual meeting of shareholders of the Fund held after the initial public offering of common shares, the Board of Trustees shall be divided into three classes: Class I, Class II and Class III. At the first annual meeting, Trustees of Class I shall be elected to the Board of Trustees for a term expiring at the next succeeding annual meeting of shareholders, Trustees of Class II shall be elected to the Board of Trustees for a term expiring at the second succeeding annual meeting of shareholders and Trustees of Class III shall be elected to the Board of Trustees for a term expiring at the third succeeding annual meeting of shareholders. At each subsequent annual meeting of shareholders, the Trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting of shareholders subsequent to their election, or thereafter in each case when their respective successors are elected and qualified.

The Fund has standing audit and nominating committees, each comprised of its Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board of Trustees’ oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Fund’s nominating committee, among other things, is responsible for selecting and nominating persons as Trustees for election or appointment by the Board of Trustees and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The Fund also has a standing compensation committee comprised of                          (Chair),                          , and                          . The function of the compensation committee is to establish the appropriate compensation for serving on the Board of Trustees. The Fund also has a standing pricing committee comprised of any one Trustees. The function of the pricing committee is to assist in valuing the Fund’s investments.

The table below indicates the dollar range of each Trustee’s ownership of shares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2007. As the Fund had not commenced offering its shares prior to the date of this SAI, no Fund shares were owned by any Trustees.

Name of Board Member	Aggregate Holding of Funds in the Dreyfus Family of Funds for which Responsible as a Board Member

[TO BE PROVIDED]

As of the date of this SAI, none of the Trustees or their immediate family members owned securities of Dreyfus or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus.

Officers of the Fund

J. DAVID OFFICER, President. Chief Operating Officer, Vice Chair and a director of Dreyfus, and an officer of 78 investment companies (comprised of 163 portfolios) managed by Dreyfus. He is 59 years old, and has been an employee of Dreyfus since April 1998.

PHILLIP N. MAISANO, Executive Vice President. Chief Investment Officer, Vice Chair and a director of Dreyfus, and an officer of 78 investment companies (comprised of 163 portfolios) managed by Dreyfus. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of Dreyfus. He is 60 years old and has been an employee of Dreyfus since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer. Director-Mutual Fund Accounting of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 47 years old and has been an employee of Dreyfus since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary. Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. She is 52 years old and has been an employee of Dreyfus since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 46 years old and has been an employee of Dreyfus since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. She is 45 years old and has been an employee of Dreyfus since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 55 years old and has been an employee of Dreyfus since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since October 1990.

RICHARD S. CASSARO, Assistant Treasurer. Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since October 1982.

GAVIN C. REILLY, Assistant Treasurer. Tax Manager of the Investment Accounting and Support Department of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since April 1991.

ROBERT S. ROBOL, Assistant Treasurer. Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1988.

ROBERT SALVIOLO, Assistant Treasurer. Senior Accounting Manager – Equity Funds of the Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since June 1989.

ROBERT SVAGNA, Assistant Treasurer. Senior Accounting Manager – Equity Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer. Vice President and Anti-Money Laundering Compliance Officer of MBSC Securities Corporation, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of MBSC Securities Corporation since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

The address of each Trustee and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund pays Trustees its allocated portion of an annual retainer of $ and a fee of $ per meeting (with a minimum of $ per meeting and per telephone meeting) attended for the Fund and other funds (comprised of portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Trustees are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Trustees. The aggregate amount of compensation estimated to be paid to each Trustee by the Fund for the fiscal year ending , and the amount paid by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) for the year ended December 31, 2007, was as follows:

Name of Trustee	Aggregate Estimated Compensation From the Fund*	Total Compensation From the Fund and Fund Complex Paid To Trustee(**)

_________________

*

Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and reimbursed expenses for attending Board of Trustee meetings, which in the aggregate are estimated to amount to $____.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Trustee served.

MANAGEMENT ARRANGEMENTS

Investment Manager

Dreyfus serves as the Fund’s investment manager. Dreyfus is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), a global financial services company focused on helping clients move and manage their financial assets, operating in countries and serving more than markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

Investment Management Agreement

Pursuant to an Investment Management Agreement with the Fund (the “Investment Management Agreement”), Dreyfus provides management services to the Fund. After an initial two-year term, the Investment Management Agreement will continue from year to year provided that a majority of the Trustees who are not “interested persons” of the Fund and either a majority of all Trustees or a majority (as defined in the 1940 Act) of the shareholders of the Fund approve its continuance. The Fund may terminate the Investment Management Agreement upon the vote of a majority of the Board of Trustees or upon the vote of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Dreyfus. Dreyfus may terminate the Investment Management Agreement upon 60 days’ written notice to the Fund. The Investment Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer, Vice Chair-Distribution and a director; J. Charles Cardona, President, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Jill Gill, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; Mitchell E. Harris, Scott E. Wennerholm and Ronald P. O’Hanley III, directors.

Dreyfus maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund.

Portfolio Management

Dreyfus provides day-to-day management of the Fund’s portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Board of Trustees. Dreyfus provides the Fund with portfolio managers who are authorized by the Board of Trustees to execute purchases and sales of securities. The Fund’s portfolio managers are W. Michael Petty and James Welch. Dreyfus also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by Dreyfus.

The Fund and Dreyfus each have adopted a Code of Ethics that permits its personnel, subject to such Code of Ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics subjects employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon’s Investment Ethics Committee (the “Committee”). Portfolio managers and other investment personnel of Dreyfus who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice. The Code of Ethics can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. (information on the Public Reference Room can be obtained by calling the SEC at 1-202-551-5850), is available on the EDGAR Database on the Securities and Exchange Commission’s web site at http:\\www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or writing the Securities and Exchange Commission at Public Reference Section, Washington, D.C. 20549.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. Dreyfus has informed the Fund that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

Portfolio Manager Compensation

Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The Fund’s portfolio managers are compensated by Dreyfus or its affiliates and not by the Fund. The incentive compensation plan is comprised of three components: portfolio performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus’ pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in BNY Mellon restricted stock.

Portfolio performance is measured by a combination of yield (35%) and total return (65%) relative to the appropriate Lipper peer group. 1-year performance in each category is weighted at 40% and 3-year performance at 60%. The portfolio manager’s performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average.  Generally, if the asset weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.

Individual qualitative performance is based on Dreyfus’ Chief Investment Officer’s evaluation of the portfolio manager’s performance based on any combination of the following: marketing contributions; new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market; and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.

Portfolio managers are also eligible for Dreyfus’ Long Term Incentive Plan. Under that plan, cash and/or Mellon restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the Mellon organization.

Additional Information About the Portfolio Managers

The following table lists the number and types of other accounts advised by the Fund’s primary portfolio managers and assets under management in those accounts as of                       , 2008:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed

W. Michael Petty
James Welch

None of the funds or accounts are subject to a performance-based advisory fee.

As the Fund had not offered its shares prior to the date of this SAI, the Fund’s primary portfolio managers did not own any Fund shares.

The portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts, as applicable. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in the Fund.

Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio managers may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

Dreyfus’ goal is to provide high quality investment services to all clients, while meeting its fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines and compliance with the Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Expenses

All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by Dreyfus. The expenses borne by the Fund include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Trustees who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus or its affiliates, Securities and Exchange Commission fees and state Blue Sky qualification fees, leverage expenses, rating agency fees, listing fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund’s existence, expenses of repurchasing shares, certain dividend reinvestment plan fees, costs of preparing, printing and distributing shareholders reports, proxy statements and reports to governmental agencies, and any extraordinary expenses.

As compensation for Dreyfus’ services, the Fund has agreed to pay Dreyfus a monthly investment management fee computed at the annual rate of        % of the value of the Fund’s Managed Assets. [Dreyfus has contractually agreed to waive a portion of its investment management fee in the amount of        % of the value of the Fund’s Managed Assets for the first year of the Fund’s operations (through           ).] The aggregate of the fees payable to Dreyfus is not subject to reduction as the value of the Fund’s net assets increases.

Custodian, Transfer and Dividend Disbursing Agent

,                                               , is the Fund’s custodian, and                                    , is the Fund’s transfer agent and dividend disbursing agent. Neither                nor                has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund,           holds the Fund’s securities and keeps all necessary accounts and records. For its custody services,           receives a monthly fee based on the market value of the Fund’s assets held in custody and receives certain securities transaction charges. Under the transfer agency agreement with the Fund,           arranges for the maintenance of the relevant shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services,           receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

Proxy Voting Policies

The Fund invests primarily in municipal securities. On rare occasions the Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer’s credit problem. In the course of exercising control of a distressed municipal issuer, Dreyfus may pursue the Fund’s interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Dreyfus does not consider such activities proxy voting for purposes of the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund’s Board of Trustees on its control activities on a quarterly basis.

DETERMINATION OF NET ASSET VALUE

Net asset value per common share is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (usually 4:00 p.m., Eastern time), on the last business day in each week. Substantially all of the Fund’s fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the “Service”) approved by the Board of Trustees. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments are not valued by the Service and are valued at the mean price or yield equivalent for such securities or for securities of comparable maturity, quality and type as obtained from market makers. Other investments that are not valued by the Service are valued at the last sales price for securities traded primarily on an exchange or the national securities market or otherwise at the average of the most recent bid and asked prices. Bid-price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or, if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by Dreyfus. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of certain of the Fund’s portfolio securities. Short-term investments may be carried at amortized cost, which approximates value.

Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by the Service, or are determined by the Fund not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculated its net asset value), are valued at fair value as determined in good faith based on procedures approved by the Board of Trustees. Fair value of investments may be determined by the Board of Trustees, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if it believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Trustees.

PORTFOLIO TRANSACTIONS

The Fund’s portfolio transactions are executed through the trading desk of Dreyfus (the “Trading Desk”). The Fund benefits from the research facilities, and is subject to the internal policies and procedures, of Dreyfus.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the Fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the Fund’s portfolio managers. Under the Trading Desk’s procedures, the portfolio managers and the Trading Desk may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing the Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

Funds and accounts managed by Dreyfus or an affiliated entity may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

The Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of Dreyfus. The Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of Dreyfus are reasonable and fair.

The Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities.

REPURCHASE OF COMMON SHARES

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund’s shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Board of Trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Board of Trustees may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Notwithstanding the foregoing, at any time when the Fund’s Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund’s portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Trustees would have to comply with the Securities Exchange Act of 1934, as amended, and the 1940 Act and the rules and regulations under each of those Acts.

Although the decision to take action in response to a discount from net asset value will be made by the Board of Trustees at the time it considers the issue, it is the Board of Trustees’ present policy, which may be changed by the Board of Trustees, not to authorize repurchases of common shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in delisting of the common shares from the NYSE, or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objectives and policies in order to repurchase shares; or (3) there is, in the Board of Trustees’ judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board of Trustees may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its common shares will decrease the Fund’s Managed Assets, which would likely have the effect of increasing the Fund’s expense ratio. Any purchase by the Fund of its common shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding common shares then remaining.

Before deciding whether to take any action, the Board of Trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund’s shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.

TAXATION

General

The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company (“RIC”) under the Internal Revenue Code. To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Internal Revenue Code, but without regard to the deduction for dividends paid) and net tax-exempt interest each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described above) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on October 31st of the calendar year (unless an election is made to use the Fund’s fiscal year), and (3) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. A distribution will be treated as paid on December 31st of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction (“DRD”) in the case of corporate shareholders.

Distributions

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Internal Revenue Code. In order for the Fund to be able to pay exempt-interest dividends, at least 50% of the Fund’s total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from regular federal income tax under Internal Revenue Code Section 103(a). The portion of exempt-interest dividends attributable to interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person’s social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Shareholders are required to report exempt-interest dividends on their federal income tax returns.

The Fund will designate distributions made to holders of common shares and to holders of preferred shares, including the Preferred Shares, in accordance with each class’s proportionate share of each item of Fund income (such as tax-exempt interest, net capital gains and other taxable income).

A portion of exempt-interest dividends paid by the Fund will not be tax-exempt to any shareholder who is a “substantial user” of the facilities financed by tax-exempt obligations held by the Fund or “related persons” of such substantial users.

In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, normally would be insubstantial in relation to the tax-exempt interest earned by the Fund.

Sale of Fund Shares

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and, if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on the disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the disposition of the shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Any recognized gain or other income attributable to market discount on long term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) other than, in general, at their original issue, is taxable as ordinary income. Such an obligation generally is treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount, or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

Nature of Fund’s Investments

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute qualified dividend income into ordinary income, (ii) treat dividends that would otherwise be eligible for the DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions and (ix) produce income that will not be qualifying income for purposes of the 90% gross income requirement that applies to regulated investment companies. While it may not always be successful in doing so, the Fund will seek to avoid or minimize the adverse tax consequences of its investment practices.

Options, Futures, Forward Contracts and Swap Agreements

Certain options that are listed on a qualified board of exchange (“listed options”) written or purchased by the Fund (including options on futures contracts, broad-based equity indices and debt securities) as well as certain futures contracts will be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss generally is treated as 60% long-term and 40% short-term capital gain or loss.

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, swap agreements, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, to defer losses to the Fund, to cause adjustments in the holding periods of the Fund’s securities, to convert long-term capital gains into short-term capital gains and to convert short-term capital losses into long-term capital losses. These rules, therefore, could affect the amount, timing and character of distributions to shareholders. In particular, the straddle rules require that certain losses be deferred, and the holding period for positions governed by theses rules generally will not begin until after the offsetting position is no longer outstanding.

Original Issue Discount Securities

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Investments in Securities of Uncertain Tax Character

Some of the Fund’s investment practices are subject to special provisions of the Internal Revenue Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions also may require the Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

Backup Withholding

If a shareholder fails to furnish a correct taxpayer identification number, or fails to make required certifications or has been notified by the IRS that the shareholder is subject to “backup withholding,” the shareholder may be subject to a “backup withholding” tax with respect to (1) taxable dividends and (2) the proceeds of any sales or repurchases of the Fund’s shares. An individual’s taxpayer identification number is generally his or her social security number. Corporate shareholders and other shareholders specified in the Code or the Treasury regulations promulgated thereunder are exempt from backup withholding. Backup withholding is not an additional tax and any amounts withheld will be allowed as a refund or a credit against a taxpayer’s U.S. federal income tax liability if the appropriate information is provided to the IRS.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. In addition, significant penalties may be imposed upon the failure to comply with the tax shelter reporting rules. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxation

The Fund is not appropriate for non-U.S. investors or as a retirement plan investment.

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders the percentages representing the proportionate ratio of its net tax-exempt income earned in each state.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as non-U.S. investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply to their particular situations, as well as the state or local tax consequences of investing in the Fund and any proposed tax law changes.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038 4982, serves as counsel to the Fund.

,                               , an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for the Fund. The statement of assets and liabilities of the Fund as of                                included in this SAI has been so included in reliance on the report of                                , given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENT

Dreyfus High Yield Municipal Income Fund

Statement of Assets and Liabilities

______________, 2008

Assets:
Cash	$
Total Assets	$
Liabilities:
Total Liabilities	—
Net Assets applicable to _____ shares of $.001 par value beneficial interest outstanding	$
Net asset value per common shares outstanding ($______ divided by ____ common shares outstanding)	$

Note 1: Organization

Dreyfus High Yield Municipal Income Fund (the “Fund”) was formed as a Massachusetts business trust on February 8, 2008, and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Fund has been inactive since that date except for matters relating to the Fund’s establishment, designation, registration of the Fund’s shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended, and the sale of                                Shares (“Initial Shares”) for $                                to                                , an affiliate of The Dreyfus Corporation (“Dreyfus”). The proceeds of such Initial Shares in the Fund were held in cash. There are an unlimited number of shares of $0.001 par value beneficial interest authorized.

Dreyfus has agreed to reimburse all organizational expenses (approximately $                     ) and to pay all offering costs (other than the sales load) that exceed $                                per Common Share. The total offering costs of the Fund are expected to be approximately $                                , of which the Fund is expected to bear $                                .

Note 2:	Accounting Policies

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 3: Investment Management Agreement

The Fund has entered into an Investment Management Agreement with Dreyfus, pursuant to which Dreyfus will provide general investment management services for the Fund. For providing these services, the Fund has agreed to pay Dreyfus an investment management fee, accrued daily and paid monthly, at an annual rate equal to ___% of the Fund’s average weekly managed assets (i.e., the next asset value of the Fund’s common shares plus the liquidation preference of any preferred stock and the principal amount of any outstanding borrowings used for leverage). [Dreyfus has contractually agreed to waive a portion of its investment management fee in the amount of % of the value of the Fund’s managed assets for the first year of the Fund’s operations (through                          ).]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[TO BE PROVIDED]

APPENDIX A

RATING AGENCY RATINGS OF MUNICIPAL SECURITIES

Description of certain S&P, Moody’s and Fitch ratings:

S&P

Municipal Issue Ratings Definitions

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. The result is a dual rating, in which the short term ratings address the put feature, in addition to the usual long term rating. Medium-term notes are assigned long term ratings.

Long term Issue Credit Ratings

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p

The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

Continuance of the ratings is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

The ‘r’ highlights derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (‘AAA’, ‘AA’, ‘A’, ‘BBB’, commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Short Term Issue Credit Ratings

Notes

An S&P note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Issuer Credit Rating Definitions

An S&P Issuer Credit Rating is a current opinion of an obligor’s overall financial capacity (its creditworthiness) to pay its financial obligations. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. In addition, it does not take into account the creditworthiness of the guarantors, insurers, or other forms of credit enhancement on the obligation. The Issuer Credit Rating is not a recommendation to purchase, sell or hold a financial obligation issued by an obligor, as it does not comment on market price or suitability for a particular investor.

CreditWatch And Rating Outlooks

An S&P rating evaluates default risk over the life of a debt issue, incorporating an assessment of all future events to the extent they are known or considered likely. But S&P also recognizes the potential for future performance to differ from initial expectations. Rating outlooks and CreditWatch listings address this possibility by focusing on the scenarios that could result in a rating change.

CreditWatch highlights potential changes in ratings of bonds, short term, and other fixed-income securities. Issues appear on CreditWatch when an event or deviation from an expected trend has occurred or is expected and additional information is necessary to take a rating action. Such rating reviews normally are completed within 90 days, unless the outcome of a specific event is pending. A listing does not mean a rating change is inevitable. However, in some cases, it is certain that a rating change will occur and only the magnitude of the change is unclear.

Wherever possible, a range of alternative ratings that could result is shown. CreditWatch is not intended to include all issues under review, and rating changes will occur without the issue appearing on CreditWatch. An issuer cannot automatically appeal a CreditWatch listing, but analysts are sensitive to issuer concerns and the fairness of the process.

A rating outlook is assigned to all long term debt issues—except for structured finance—and also assesses potential for change. Outlooks have a longer time frame than CreditWatch listings and incorporate trends or risks with less certain implications for credit quality. An outlook is not necessarily a precursor of a rating change or a CreditWatch listing.

CreditWatch designations and outlooks may be “positive,” which indicates a rating may be raised, or “negative,” which indicates a rating may be lowered. “Developing” is used for those unusual situations in which future events are so unclear that the rating potentially may be raised or lowered. “Stable” is the outlook assigned when ratings are not likely to be changed, but should not be confused with expected stability of the company’s financial performance.

Commercial Paper

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short term debt obligations with a doubtful capacity for payment.

D

Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Variable-Rate Demand Bonds

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short term demand debt, note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s

Municipal Bond Ratings

Aaa

Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A

Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Municipal Note Ratings

Moody’s ratings for state municipal notes and other short term loans are designated Moody’s Investment Grade (MIG). Such ratings recognize the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Moody’s short term ratings are designated Moody’s Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody’s assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Rating

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a wide range of financial markets and assured sources of alternative liquidity.

Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

AAA

Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated F-1+.

A

Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB

Bonds rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B

Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC

Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC

Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C

Bonds rated C are in imminent default in payment of interest or principal.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short Term Ratings

Fitch’s short term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Although the credit analysis is similar to Fitch’s bond rating analysis, the short term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

PART C

OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1)	Financial Statements

Part A—None

Part B—Report of Independent Registered Public Accounting Firm*

Statement of Assets and Liabilities*

2)	Exhibits

(a)	Agreement and Declaration of Trust*
(b)	By-Laws*
(c)	Not applicable
(d)(i)	Form of specimen share certificate*
(d)(ii)	The rights of security holders are defined in the Registrant’s Agreement and Declaration of Trust (Articles IV, IX and XII) and the Registrant’s By-Laws (Articles II and VI).
(e)	Form of Dividend Reinvestment Plan*
(f)	Not applicable
(g)	Form of Investment Management Agreement*
(h)	Form of Underwriting Agreement*
(i)	Not applicable
(j)	Form of Custodian Agreement*
(k)	Form of Transfer Agency, Registrar and Dividend Disbursing Agency Agreement*
(l)(i)	Opinion and Consent of Stroock & Stroock & Lavan LLP*
(l)(ii)	Opinion and Consent of _________ (Special Massachusetts Counsel)*
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Not applicable
(p)	Form of Investment Representation Letter*
(q)	Not applicable
(r)	Code of Ethics of the Fund and the Investment Manager*
(s)	Power of Attorney*

___________________________

* To be filed by amendment.

Item 26.	Marketing Arrangements

See Exhibit 2(h).

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

SEC registration fees	$ ________
New York Stock Exchange listing fee*	$ ________
Printing and engraving expenses*	$ ________
Auditing fees and expenses*	$ ________
Legal fees and expenses*	$ ________
FINRA fees*	$ ________
Miscellaneous*	$ ________
Total*	$ ________

___________________

* Estimated.

Item 28.	Persons Controlled by or under Common Control with Registrant

None.

Item 29.	Number of Holders of Securities

Title of Class	Number of Record Holders

Common Shares, par value $.001 per share	None

Item 30.	Indemnification

The Registrant’s charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys’ fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article XII of the Registrant’s Agreement and Declaration of Trust and Article VIII of the Registrant’s By-Laws.

The Registrant has agreed to indemnify the Underwriters of the Registrant’s common shares to the extent set forth in Exhibit 2(h).

Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and other Connections of Investment Adviser

(a) This information, with respect to the Investment Manager, is set forth under the caption “Management of the Fund” in the Prospectus and “Management Arrangements” in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement.

The following is a list of the directors and officers of The Dreyfus Corporation, the Registrant’s Investment Manager.

Name and Position
With Dreyfus                       Other Businesses                          Position Held               Dates
------------                       ----------------                          -------------               -----

Jonathan Baum                      MBSC Securities Corporation++             Director                    6/07 - Present
Director and Vice Chair -                                                    Executive Vice President    6/07 - Present
Distribution

                                   Dreyfus Service Corporation++             Director                    8/06 - 6/07
                                                                             Executive Vice President    3/06 - 6/07

                                   Scudder Investments                       Chief Operating Officer     7/02 - 1/05
                                   345 Park Avenue
                                   New York, New York 10154

                                   Scudder Distributors, Inc.                President                   7/02 - 1/05
                                   345 Park Avenue                           Chief Executive Officer     7/02 - 1/05
                                   New York, New York 10154

J. Charles Cardona                 Dreyfus Investment Advisors,              Chairman of the Board       2/02 - Present
Director and Vice Chair            Inc.++

                                   Boston Safe Advisors, Inc.++              Director                    10/01 - Present

                                   MBSC Securities Corporation++             Executive Vice President    2/97 - Present
                                                                             Director                    8/00 - Present

Diane P. Durnin                    Seven Six Seven Agency, Inc. ++           Director                    4/02 - Present
Vice Chair and Director            MBSC Securities Corporation**             Executive Vice Presi dent    2/97 - Present
                                                                             Director                    8/00 - Present

Thomas F. Eggers                   MBSC Securities Corporation++             Chairman                    4/05 - Present
Director, President and                                                      Chief Executive Officer     4/05 - Present
Chief Operating Officer
                                   Dreyfus Service Organization++            Director                    4/05 - Present

                                   Founders Asset Management LLC****         Member, Board of            4/05 - Present
                                                                             Managers

                                   Lighthouse Growth Advisers LLC++          Member, Board of            4/05 - Present
                                                                             Managers

                                   Scudder Investments                       President                   5/02 - 3/05
                                   345 Park Avenue                           Chief Executive Officer     5/02 - 3/05
                                   New York, NY 10154

                                   Scudder Distributor                       Chairman                    5/02 - 3/05
                                   345 Park Avenue
                                   New York, NY 10154

Jonathan Little                    Mellon Global Investments                 Chief Executive Officer     5/02 - Present
Chair of the Board                                                                                       5/02 - Present

                                   Mellon Fund Managers Limited              Director                    5/03 - Present

                                   Mellon Global Investments (Holdings) Ltd. Director                    9/03 - Present

                                   Mellon Global Investing Corp.             Director                    5/02 - Present

                                   Mellon International Investment Corp.     Director                    4/02 - Present

                                   Mellon Overseas Investment Corp.          Director                    12/02 - Present

                                   Hamon Investment Group PTE Ltd.           Director                    3/02 - Present

                                   Mellon Chile Holdings, S.A.               Director                    7/03 - Present

                                   Mellon Global Funds, plc                  Director                    12/00 - Present

                                   Mellon Global Management Ltd.             Director                    11/00 - Present

                                   Mellon Global Investments Japan Ltd.      Director                    6/02 - Present

                                   Universal Liquidity Funds, plc            Director                    11/00 - Present

                                   Pareto Investment Management Ltd.         Director                    11/04 - Present

                                   Mellon Global Investments (Asia) Ltd.     Director                    5/01 - Present

                                   Mellon Global Investments Australia Ltd.  Director                    10/02 - Present

                                   Mellon Australia Ltd.                     Director                    7/02 - Present

                                   Mellon Alternative Strategies Ltd.        Director                    10/04 - Present

                                   NSP Financial Services Group Pty Ltd.     Director                    12/01 - Present

                                   Kiahan Ltd.                               Director                    12/01 - Present

Phillip N. Maisano                 Mellon Financial Corporation+             Senior Vice President       4/06 - Present
Director, Vice Chair and
Chief Investment Officer           EACM Advisors LLC                         Chairman of Board           8/04 - Present
                                   200 Connecticut Avenue                    Chief Executive Officer     8/04 - 5/06
                                   Norwalk, CT 06854-1940

                                   Founders Asset Management LLC****         Member, Board of Managers   11/06 - Present

                                   Standish Mellon Asset Management          Board Member                12/06 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Mellon Capital Management                 Director                    12/06 - Present
                                   Corporation***

                                   Mellon Equity Associates, LLP*            Board Member                12/06 - Present

                                   Newton Management Limited                 Board Member                12/06 - Present
                                   London, England

                                   Franklin Portfolio Associates, LLC*       Board Member                12/06 - Present

Mitchell E. Harris                 Standish Mellon Asset Management Company  Chairman                    2/05 - Present
Director                           LLC                                       Chief Executive Officer     8/04 - Present
                                   One Financial Center                      Member, Board of            10/04 - Present
                                   Boston, MA 02211                          Managers

                                   Palomar Management                        Director                    12/97 - Present
                                   London, England

                                   Palomar Management Holdings Limited       Director                    12/97 - Present
                                   London, England

                                   Pareto Investment Management Limited      Director                    9/04 - Present
                                   London, England

                                   MAM (DE) Trust+++++                       President                   10/05 - 1/07
                                                                             Member of Board of          10/05 - 1/07
                                                                             Trustees

                                   MAM (MA) Holding Trust+++++               President                   10/05 - 1/07
                                                                             Member of Board of          10/05 - 1/07
                                                                             Trustees

Ronald P. O'Hanley                 Mellon Financial Corporation+             Vice Chairman               6/01 - Present
Vice Chair
and Director
                                   Mellon Bank, N.A. +                       Vice Chairman               6/01 - Present

                                   Mellon Growth Advisors, LLC*              Board Member                1/02 - 7/03

                                   TBC General Partner, LLC*                 President                   7/03 - Present

                                   Standish Mellon Asset Management          Board Member                7/01 - 7/03
                                   Holdings, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Standish Mellon Asset Management          Board Member                7/01 - Present
                                   Company, LLC
                                   One Financial Center
                                   Boston, MA 02211

                                   Franklin Portfolio Holdings, LLC*         Director                    12/00 - Present

                                   Franklin Portfolio Associates,            Director                    4/97 - Present
                                   LLC*

                                   Pareto Partners (NY)                      Partner Representative      2/00 - Present
                                   505 Park Avenue
                                   NY, NY 10022

                                   Buck Consultants, Inc.++                  Director                    7/97 - Present

                                   Newton Management Limited                 Executive Committee         10/98 - Present
                                   London, England                           Member
                                                                             Director                    10/98 - Present

                                   Mellon Global Investments Japan Ltd.      Non-Resident Director       11/98 - Present
                                   Tokyo, Japan

                                   TBCAM Holdings, LLC*                      Director                    1/98 - Present

                                   Fixed Income (MA) Trust*                  Trustee                     6/03 - Present

                                   Fixed Income (DE) Trust*                  Trustee                     6/03 - Present

                                   Pareto Partners                           Partner Representative      5/97 - Present
                                   271 Regent Street
                                   London, England W1R 8PP

                                   Mellon Capital Management                 Director                    2/97 - Present
                                   Corporation***

                                   Certus Asset Advisors Corp.**             Director                    2/97 - 7/03

                                   Mellon Bond Associates, LLP+              Executive Committee Member  1/98 - 7/03
                                                                             Chairman
                                                                                                         1/98 - 7/03

                                   Mellon Equity Associates, LLP+            Executive Committee         1/98 - Present
                                                                             Member
                                                                             Chairman                    1/98 - Present

                                   Mellon Global Investing Corp.*            Director                    5/97 - Present
                                                                             Chairman                    5/97 - Present
                                                                             Chief Executive Officer     5/97 - Present

Scott E. Wennerholm                Mellon Capital Management Corporation***  Director                    10/05 - Prsent
Director
                                   Newton Management Limited                 Director                    1/06 - Present
                                   London, England

                                   Pareto Investment Management Limited      Director                    3/06 - Present
                                   London, England

                                   Mellon Equity Associates, LLP+            Executive Committee         10/05 - Present
                                                                             Member

                                   Standish Mellon Asset Management Company, Member, Board of            10/05 - Present
                                   LLC                                       Managers
                                   One Financial Center
                                   Boston, MA 02211

                                   The Boston Company Holding, LLC*          Member, Board of            4/06 - Present
                                                                             Managers

                                   Mellon Bank, N.A.+                        Senior Vice President       10/05 - Present

                                   Mellon Trust of New England, N.A.*        Director                    4/06 - Present
                                                                             Senior Vice President       10/05 - Present

                                   MAM (DE) Trust+++++                       Member of Board of          1/07 - Present
                                                                             Trustees

                                   MAM (MA) Holding Trust*                   Member of Baord of          1/07 - Present
                                                                             Trustees

J. David Officer                   MBSC Securities Corporation++             President                   3/00 - Present
Vice Chair                                                                   Director                    3/99 - Present
and Director
                                   MBSC, LLC++                               Manager, Board of           4/02 - Present
                                                                             Managers
                                                                             President                   4/02 - Present

                                   Boston Safe Advisors, Inc. ++             Director                    10/01 - Present

                                   Dreyfus Transfer, Inc. ++                 Chairman and Director       2/02 - Present

                                   Dreyfus Service Organization,             Director                    3/99 - Present
                                   Inc.++

                                   Dreyfus Insurance Agency of               Director                    5/98 - Present
                                   Massachusetts, Inc.++

                                   Seven Six Seven Agency, Inc.++            Director                    10/98 - Present

                                   Mellon Residential Funding Corp. +        Director                    4/97 - Present

                                   Mellon Bank, N.A.+                        Executive Vice President    2/94 - Present

                                   Mellon United National Bank               Director                    3/98 - Present
                                   1399 SW 1st Ave., Suite 400
                                   Miami, Florida

                                   Dreyfus Financial Services Corp. +        Director                    9/96 - 4/02
                                                                             Chairman                    6/99 - 4/02
                                                                             Chief Executive Officer     6/99 - 4/02

                                   Dreyfus Investment Services Company LLC+  Manager                     11/01 - 12/02
                                                                             Chairman                    11/01 - 12/02
                                                                             Chief Executive Officer     11/01 - 12/02

Patrice M. Kozlowski               None
Senior Vice President -
Corporate
Communications

Gary Pierce                        Lighthouse Growth Advisors LLC++          Member, Board of           7/05 - 9/05
Controller                                                                   Managers
                                                                             Vice President and         7/05 - 9/05
                                                                             Treasurer

                                   The Dreyfus Trust Company+++              Chief Financial Officer    7/05 - Present
                                                                             Treasurer                  7/05 - Present

                                   MBSC, LLC++                               Chief Financial Officer    7/05 - 6/07
                                                                             Manager, Board of          7/05 - 6/07
                                                                             Managers

                                   MBSC Securities Corporation++             Director                   6/07 - Present
                                                                             Chief Financial Officer    6/07 - Present

                                   Dreyfus Service Corporation++             Director                   7/05 - 6/07
                                                                             Chief Financial Officer    7/05 - 6/07
                                                                             Senior Vice President -    1/05 - 7/05
                                                                             Finance
                                                                             Vice President - Finance   3/03 - 1/05

                                   Founders Asset Management, LLC****        Assistant Treasurer        7/06 - Present

                                   Dreyfus Consumer Credit                   Treasurer                  7/05 - Present
                                   Corporation++

                                   Dreyfus Transfer, Inc.++                  Chief Financial Officer    7/05 - Present

                                   Dreyfus Service                           Treasurer                  7/05 - Present
                                   Organization, Inc.++

                                   Seven Six Seven Agency, Inc.++            Treasurer                  4/99 - Present

Joseph W. Connolly                 The Dreyfus Family of Funds ++            Chief Compliance           10/04 - Present
Chief Compliance Officer                                                     Officer

                                   The Mellon Funds Trust ++                 Chief Compliance           10/04 - Present
                                                                             Officer

                                   Dreyfus Investment Advisors, Inc. ++      Chief Compliance           10/04 - Present
                                                                             Officer

                                   Lighhouse Growth Advisors, LLC ++         Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC, LLC ++                              Chief Compliance           10/04 - Present
                                                                             Officer

                                   MBSC Securities Corporation ++            Chief Compliance           10/04 - Present
                                                                             Officer

                                   Boston Service Corporation ++             Chief Compliance           10/04 - Present
                                                                             Officer

                                   Mellon Securities Services +              First Vice President       11/01 - 2/04

Anthony Mayo                       None
Vice President -
Information Systems

Theodore A. Schachar               Lighthouse Growth Advisors LLC++          Assistant Treasurer         9/02 - Present
Vice President - Tax
                                   Dreyfus Service Corporation++             Vice President - Tax        10/96 - Present

                                   MBSC, LLC++                               Vice President - Tax        4/02 - Present

                                   The Dreyfus Consumer Credit               Chairman                    6/99 - Present
                                   Corporation ++                            President                   6/99 - Present

                                   Dreyfus Investment Advisors,              Vice President - Tax        10/96 - Present
                                   Inc.++

                                   Dreyfus Service Organization,             Vice President - - Tax      10/96 - Present
                                   Inc.++

John E. Lane                       A P Colorado, Inc.+                       Vice President - Real       8/07 - Present
Vice President                                                               Estate and Leases

                                   A P East, Inc.+                           Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Management, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Properties, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Rural Land, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Allomon Corporation+                      Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MBC Investments Corporation +             Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MBSC Securities Corporation++             Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MELDEL Leasing Corporation Number 2,      Vice President - Real       7/07 - Present
                                   Inc.+                                     Estate and Leases

                                   Mellon Capital Management Corporation+    Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Mellon Financial Services                 Vice President - Real       8/07 - Present
                                   Corporation #1+                           Estate and Leases

                                   Mellon Financial Services                 Vice President - Real       7/07 - Present
                                   Corporation #4+                           Estate and Leases

                                   Mellon International Leasing Company+     Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   Mellon Leasing Corporation+               Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   Mellon Trust Company of Illinois+         Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MFS Leasing Corp.+                        Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   MMIP, LLC+                                Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Pontus, Inc.+                             Vice President - Real       7/07 - Present
                                                                             Estate and Leases

Jeanne M. Login                    A P Colorado, Inc.+                       Vice President - Real       8/07 - Present
Vice President                                                               Estate and Leases

                                   A P East, Inc.+                           Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Management, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Properties, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   A P Rural Land, Inc.+                     Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Allomon Corporation+                      Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   APT Holdings Corporation+                 Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   BNY Investment Management                 Vice President - Real       1/07 - Present
                                   Services LLC ++++                         Estate and Leases

                                   MBC Investments Corporation+              Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MBSC Securities Corporation++             Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MELDEL Leasing Corporation Number 2,      Vice President - Real       7/07 - Present
                                   Inc.+                                     Estate and Leases

                                   Mellon Capital Management Corporation+    Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Mellon Financial Services                 Vice President - Real       8/07 - Present
                                   Corporation #1+                           Estate and Leases

                                   Mellon Financial Services                 Vice President - Real       7/07 - Present
                                   Corporation #4+                           Estate and Leases

                                   Mellon International Leasing Company+     Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   Mellon Leasing Corporation+               Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   Mellon Trust Company of Illinois+         Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   MFS Leasing Corp.+                        Vice President - Real       7/07 - Present
                                                                             Estate and Leases

                                   MMIP, LLC+                                Vice President - Real       8/07 - Present
                                                                             Estate and Leases

                                   Pontus, Inc.+                             Vice President - Real       7/07 - Present
                                                                             Estate and Leases

James Bitetto                      The TruePenny Corporation++               Secretary                   9/98 - Present
Secretary
                                   MBSC Securities Corporation++             Assistant Secretary         8/98 - Present

                                   Dreyfus Investment                        Assistant Secretary         7/98 - Present
                                   Advisors, Inc.++

                                   Dreyfus Service                           Assistant Secretary         7/98 - Present
                                   Organization, Inc.++

                                   The Dreyfus Consumer Credit               Vice President and          2/02 - Present
                                   Corporation++                             Director

*  The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.

**  The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.

***  The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.

****  The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.

+  The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.

++  The address of the business so indicated is 200 Park Avenue, New York, New York 10166.

+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

Item 32.	Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Custodian, [_______]. All other records so required to be maintained will be maintained at the offices of The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

(1)       Registrant undertakes to suspend the offering of shares until the prospectus is amended if, subsequent to the effective date of this Registration Statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

   (2)       Not applicable.

   (3)       Not applicable.

   (4)       Not applicable.

   (5)       Registrant hereby undertakes that:

                           (a)        for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

                          (b)       for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

   (6)       Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 11th day of February, 2008.

DREYFUS HIGH YIELD MUNICIPAL INCOME FUND

By: /s/ J. David Officer
Name: J. David Officer Title: President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ J. David Officer J. David Officer	President (Principal Executive Officer)	February 11, 2008

/s/ James Windels James Windels	Treasurer (Principal Financial and Accounting Officer)	February 11, 2008

/s/ Jeff Prusnofsky Jeff Prusnosky	Trustee	February 11, 2008